   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 4, 1995.

                                               1933 ACT REGISTRATION NO. 2-47008
                                              1940 ACT REGISTRATION NO. 811-2353
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------

                                   FORM N-1A

        REGISTRATION STATEMENT UNDER THE
           SECURITIES ACT OF 1933                                 / /

        Pre-Effective Amendment No.                               / /

        Post-Effective Amendment No. 41                           /X/
                                   and/or
        REGISTRATION STATEMENT UNDER THE
           INVESTMENT COMPANY ACT OF 1940                         / /

        Amendment No. 41                                          /X/


                        (Check appropriate box or boxes)
                               ------------------

                     KEMPER NATIONAL TAX-FREE INCOME SERIES
                 (Formerly known as Kemper Municipal Bond Fund)
               (Exact name of Registrant as Specified in Charter)

           120 South LaSalle Street, Chicago, Illinois                   60603
             (Address of Principal Executive Office)                  (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 781-1121

          Philip J. Collora,                         With a copy to:
       President and Secretary
Kemper National Tax-Free Income Series               Charles F. Custer
      120 South LaSalle Street               Vedder, Price, Kaufman & Kammholz
        Chicago, Illinois 60603                   222 North LaSalle Street
(Name and Address of Agent for Service)           Chicago, Illinois 60601


Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year ended September 30, 1995 was filed on or about October 26, 1995.

     It is proposed that this filing will become effective (check appropriate box)

        /X/ immediately upon filing pursuant to paragraph (b)

        / / on (date) pursuant to paragraph (b)

        / / 60 days after filing pursuant to paragraph (a)(1)

        / / on (date) pursuant to paragraph (a)(1) of Rule 485

        / / 75 days after filing pursuant to paragraph (a)(2)

        / / on (date) pursuant to paragraph (a)(2) of Rule 485.

     If appropriate check the following box:

        / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


EXPLANATORY NOTE:

        Registrant is filing this Post-Effective Amendment No. 41 to Registrant's Registration Statement solely to amend Part B of its Registration Statement to add additional financial statements (Portfolio of Investments) and to amend Part C to add additional exhibits. Part A and Part B of Post-Effective Amendment No. 40 to Registrant's Registration Statement filed on October 30, 1995 and effective November 10, 1995 are incorporated herein by reference to such Post-Effective Amendment No. 40.

                     KEMPER NATIONAL TAX-FREE INCOME SERIES

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART A
                          OF FORM N-1A AND PROSPECTUS

       ITEM NUMBER
       OF FORM N-1A                               LOCATION IN PROSPECTUS
       ------------                               ----------------------
 1.    Cover Page..............................   Cover Page
 2.    Synopsis................................   Summary; Summary of Expenses; Supplement to
                                                  Prospectus
 3.    Condensed Financial Information.........   Financial Highlights; Performance; Supplement
                                                  to Prospectus
 4.    General Description of Registrant.......   Summary; Investment Objectives, Policies and
                                                  Risk Factors
 5.    Management of the Fund..................   Summary; Investment Manager and Underwriter
 5A.   Management's Discussion of Financial
       Performance.............................   Performance
 6.    Capital Stock and Other Securities......   Summary; Dividends and Taxes; Purchase of
                                                  Shares; Capital Structure
 7.    Purchase of Securities Being Offered....   Summary; Investment Manager and Underwriter;
                                                  Net Asset Value; Purchase of Shares; Special
                                                  Features; Supplement to Prospectus
 8.    Redemption or Repurchase................   Summary; Redemption or Repurchase of Shares
 9.    Pending Legal Proceedings...............   Inapplicable

                     KEMPER NATIONAL TAX-FREE INCOME SERIES

                             CROSS-REFERENCE SHEET
                       BETWEEN ITEMS ENUMERATED IN PART B
              OF FORM N-1A AND STATEMENT OF ADDITIONAL INFORMATION

      ITEM NUMBER                                 LOCATION IN STATEMENT OF
      OF FORM N-1A                                ADDITIONAL INFORMATION
      ------------                                ------------------------
10.   Cover Page...............................   Cover Page
11.   Table of Contents........................   Table of Contents
12.   General Information and History..........   Inapplicable
13.   Investment Objectives and Policies.......   Investments; Investment Policies and
                                                  Techniques; Investment Restrictions;
                                                  Appendix--Ratings of Investments
14.   Management of the Fund...................   Investment Manager and Underwriter;
                                                  Officers and Trustees
15.   Control Persons and Principal Holders of
      Securities...............................   Officers and Trustees
16.   Investment Advisory and Other Services...   Investment Manager and Underwriter;
                                                  Officers and Trustees
17.   Brokerage Allocation and Other
      Practices................................   Portfolio Transactions
18.   Capital Stock and Other Securities.......   Shareholder Rights
19.   Purchase, Redemption and Pricing of
      Securities Being Offered.................   Purchase and Redemption of Shares
20.   Tax Status...............................   Dividends and Taxes
21.   Underwriters.............................   Investment Manager and Underwriter
22.   Calculation of Performance Data..........   Performance
23.   Financial Statements.....................   Financial Statements; Report of Independent

                    Kemper National-Tax Free Income Series

                           Portfolio of Investments

Portfolio of Investments

KEMPER MUNICIPAL BOND FUND
September 30, 1995
(Dollars in thousands)


 Issuer                                                                        Principal amount           Value
-------------------------------------------------------------------------------------------------------------------------

ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL AND INTEREST BY
UNITED STATES GOVERNMENT SECURITIES

---------------------------------------------------------------------------------------------------------------------------
California - .3%
---------------------------------------------------------------------------------------------------------------------------
                        Riverside County, Riverside Juvenile Facilities Corp.,
                         Certificates of Participation, Rev., 8.00%, to be called
                         10-01-98 @ 102                                                $  4,000         $  4,497
                        ---------------------------------------------------------------------------------------------------
                        San Bernardino County, County Center/Justice Center
                         and Capital Improvements, Rev., 7.60%, to be called
                         7-01-96 @ 102                                                    6,955            7,287
                        ---------------------------------------------------------------------------------------------------
                                                                                                          11,784
Colorado - .3%
---------------------------------------------------------------------------------------------------------------------------
                        Colorado Springs, County Utility Rev., 6.75%,
                         to be called 11-15-01 @ 102                                      2,890            3,275
                        ---------------------------------------------------------------------------------------------------

                        Health Facilities Auth., Vail Valley Medical Center,
                         Rev., 8.125%, to be called 6-01-99 @ 102                         7,000            7,958
                        ---------------------------------------------------------------------------------------------------
                                                                                                          11,233
Connecticut - .5%
---------------------------------------------------------------------------------------------------------------------------
                        Health and Educational Facilities, Lawrence and Memorial
                         Hospital, Rev., 6.25%, to be called 7-01-02 @ 102                4,720            5,240
                        ---------------------------------------------------------------------------------------------------
                        State, Gen. Oblg., 6.50%, to be called 3-15-02 @ 102             10,440           11,693
                        ---------------------------------------------------------------------------------------------------
                                                                                                          16,933
Florida - .0%
---------------------------------------------------------------------------------------------------------------------------
                        Jacksonville Health Facilities Auth., Baptist Medical Center,
                         Rev., 11.50%, to be called 11-13-95 through 10-01-06 @ 100         100              151
                        ---------------------------------------------------------------------------------------------------
Georgia - .2%
---------------------------------------------------------------------------------------------------------------------------
                        Hospital Auth. of Fulton County, Northside Hospital,
                         Rev., 6.60%, to be called 10-01-02 @ 102                         8,250            9,349
                        ---------------------------------------------------------------------------------------------------
Illinois - .1%
---------------------------------------------------------------------------------------------------------------------------
                        Chicago, Tax Increment Allocation Bonds, Central Station, Rev.,
                         8.90%, to be called 1-01-05 @ 100                                1,860            2,308
                        ---------------------------------------------------------------------------------------------------
Indiana - .2%
---------------------------------------------------------------------------------------------------------------------------
                        Trustees of Purdue University, Purdue University Student Fees,
                         Rev., 6.75%, to be called 7-01-01 @ 102                          6,300            7,102
                        ---------------------------------------------------------------------------------------------------
Kentucky  - .1%
---------------------------------------------------------------------------------------------------------------------------
                        Kenton County Airport Board, Greater Cincinnati International
                         Airport, Rev., 8.25%, to be called 3-1-98 @ 102                  1,620            1,796
                        ---------------------------------------------------------------------------------------------------
Maryland  - .1%
---------------------------------------------------------------------------------------------------------------------------
                        Gaithersburg, First Mortgage Economic Dev., Asbury Methodist
                         Home Incorporated, Rev., 7.85%, to be called 1-01-00 @ 102       4,000            4,566
                        ---------------------------------------------------------------------------------------------------
Massachusetts - .3%
---------------------------------------------------------------------------------------------------------------------------
                        Municipal Wholesale Electric Company, Power Supply System,
                         Rev., 6.75%, to be called 07-01-02 @ 102                         9,150           10,415
                        ---------------------------------------------------------------------------------------------------
Michigan - .0%
---------------------------------------------------------------------------------------------------------------------------
                        Building Auth., University of Michigan Adult General Hospital
                         Facility, Rev., 7.875%, to be called 12-01-96 @ 102                265              282
---------------------------------------------------------------------------------------------------------------------------



 Issuer                                                                        Principal amount             Value
---------------------------------------------------------------------------------------------------------------------------

Missouri - .3%
---------------------------------------------------------------------------------------------------------------------------
                        Health and Educational Facilities,
                         Christian Health Services Dev. Corp.,
                         Rev., 6.875%, to be called 2-15-01 @ 102                       $ 7,000         $  7,885
                        ---------------------------------------------------------------------------------------------------
                        St. Louis County, Regional Convention & Sports Complex Auth.,
                         Convention & Sports Facility, Rev., 7.00%,
                         to be called 8-15-03 @ 100                                       4,380            5,040
                        ---------------------------------------------------------------------------------------------------
                                                                                                          12,925
New Mexico - .2%
---------------------------------------------------------------------------------------------------------------------------
                        Albuquerque Southwest Community Health Services,
                         Rev., 10.125%, to be called 8-1-08 @ 100                         4,000            5,354
                        ---------------------------------------------------------------------------------------------------

New York - .8%
---------------------------------------------------------------------------------------------------------------------------
                        Dormitory Auth., State University Educational Facilities,
                         Rev., 7.25%, to be called 5-15-02 @102                           3,810            4,454
                        ---------------------------------------------------------------------------------------------------
                        Local Government Assistance Corp., Rev., 7.375%
                         and 7.50%, to be called 4-01-01 @ 102                            9,675           11,238
                        ---------------------------------------------------------------------------------------------------
                        Power Auth., Electrical Rev., 8.00%, to be called 1-01-98 @ 102  10,000           10,993
                        ---------------------------------------------------------------------------------------------------
                                                                                                          26,685
Ohio -  .5%
---------------------------------------------------------------------------------------------------------------------------
                        Clermont County Hospital Facilities, Mercy Health Systems,
                         Rev., 7.50%:
                           to be called 9-01-01 @ 100                                     2,280            2,628
                           to be called 9-01-99 @ 102                                     7,720            8,727
                        ---------------------------------------------------------------------------------------------------
                        Franklin County, Mount Carmel Health Hospital, Rev., 7.25%,
                         to be called 6-01-00 @ 102                                       5,495            6,227
                        ---------------------------------------------------------------------------------------------------
                                                                                                          17,582

Pennsylvania - 1.2%
---------------------------------------------------------------------------------------------------------------------------
                        Industrial Dev. Auth., Economic Dev., Rev., 7.00%, to be called
                         7-1-01 @ 102                                                     5,000            5,675
                        ---------------------------------------------------------------------------------------------------
                        Intergovernmental Cooperation Auth., City of
                         Philadelphia Funding Program, Rev., 6.80%,
                         to be called 6-15-02 @ 100                                      12,000           13,501
                        ---------------------------------------------------------------------------------------------------
                        Philadelphia:
                         Gas Works Rev., 7.70%, to be called 6-15-01 @ 102               14,850           17,413
                         Municipal Auth., Criminal Justice Center, Rev., 7.80%,
                           to be called 4-01-98 through 4-01-00 @ 100                      4000            4,545
                        ---------------------------------------------------------------------------------------------------
                                                                                                          41,134
South Carolina  - .1%
---------------------------------------------------------------------------------------------------------------------------
                        Lancaster County Water and Sewer District, Waterworks and
                         Sewer System Improvement, Rev. 6.75%,
                         to be called 5-1-01 @ 102                                        3,000            3,374
                        ---------------------------------------------------------------------------------------------------

Texas - .0%
---------------------------------------------------------------------------------------------------------------------------
                        Austin, Water, Sewer and Electric Rev., 14.00%, non-callable         65               85
                        ---------------------------------------------------------------------------------------------------
                        Total Advance Refunded Obligations  5.2%                                         183,058
---------------------------------------------------------------------------------------------------------------------------



 Issuer                                                                        Principal amount             Value
---------------------------------------------------------------------------------------------------------------------------
OTHER MUNICIPAL OBLIGATIONS
---------------------------------------------------------------------------------------------------------------------------
Alabama - 2.1%
---------------------------------------------------------------------------------------------------------------------------
                        Birmingham-Jefferson Civic Center Auth., Capital Outlay,
                         Special Tax Rev., 7.40%, 2008                                  $12,000          $13,234
                        ---------------------------------------------------------------------------------------------------
                        City of Mobile, Mobile Energy Services,
                         Industrial Dev. Board, Rev., 6.95%, 2020                        22,000           22,708
                        ---------------------------------------------------------------------------------------------------
                        Courtland, Champion International,
                         Industrial Dev. Board, Rev., 6.50%, 2025                        20,000           19,894
                        ---------------------------------------------------------------------------------------------------
                        Hoover, Gen. Oblg., 4.50% and 5.00%, 2013 and 2020               12,845           10,999
                        Universities:
                        ---------------------------------------------------------------------------------------------------
                         Alabama at Birmingham, Hospital Rev., 5.00%, 2014                4,200            3,776
                        ---------------------------------------------------------------------------------------------------
                         South Alabama, Hospital and Auxiliary Rev., 4.75%, 2010          4,000            3,578
                        ---------------------------------------------------------------------------------------------------
                                                                                                          74,189
Alaska - .2%
---------------------------------------------------------------------------------------------------------------------------
                        Energy Auth., Bradley Lake Hydroelectric Power,
                         Rev., 7.25%, 2016                                                4,675            3,154
                        ---------------------------------------------------------------------------------------------------
                        North Slope Borough, Gen. Oblg., 13.00%, 1998                       635              759
                        ---------------------------------------------------------------------------------------------------
                                                                                                           5,913
Arizona - 1.0%
---------------------------------------------------------------------------------------------------------------------------
                        City of Phoenix:
                         Gen. Oblg., 6.375%, 2013                                         7,400            7,678
                         User Streets and Highway User, Junior Lien, Rev., 6.25%, 2011   10,000           10,579
                        ---------------------------------------------------------------------------------------------------
                        Coconino County, Industrial Dev. Auth., Health Care Institution,
                         The Guidance Center, Inc. Proj., Rev., 9.25%, 2011                 930              996
                        ---------------------------------------------------------------------------------------------------
                        Health Facilities Auth. Hospital System, Phoenix Baptist Hospital
                         and Medical Center, Inc. and Medical Environments, Inc.,
                         Rev., 6.25%, 2011                                                1,400            1,464
                        ---------------------------------------------------------------------------------------------------
                        Maricopa County, Gen. Oblg., 4.80%, 2013                          5,475            4,861
                        ---------------------------------------------------------------------------------------------------
                        Salt River Proj., Agricultural Improvement and Power District,
                         Rev., 5.00%, 2016                                               11,900           10,708
                        ---------------------------------------------------------------------------------------------------
                                                                                                          36,286
Arkansas - 1.0%
---------------------------------------------------------------------------------------------------------------------------
                        North Little Rock, Electric System, Rev., 6.50%, 2010 and 2015   31,830           35,512
                        ---------------------------------------------------------------------------------------------------

California - 4.7%
---------------------------------------------------------------------------------------------------------------------------
                        Central Valley Financing Auth., Cogeneration Proj., Carson Ice,
                         Rev., 6.00%, 2009                                                6,000            6,039
                        ---------------------------------------------------------------------------------------------------
                        City of Loma Linda, Loma Linda University Medical Center Proj.,
                         Rev., 9.00%, 2012                                                2,500            2,576
                        ---------------------------------------------------------------------------------------------------
                        City of Los Angeles:
                          Convention & Exhibit Center Auth., Lease Rev., 5.125%, 2013      9,040            8,338
                          Department of Water & Power, Electric Plant, Rev., 4.75%, 2009
                            through 2019                                                  26,500           23,292
                        ---------------------------------------------------------------------------------------------------
                        City of Santa Clara, Sports and Open Space Auth., Certificates of
                          Participation, 4.75%, 2014                                       5,000            4,361
                        ---------------------------------------------------------------------------------------------------
                        Duarte, City of Hope National Medical Center, Certificates of
                          Participation, 6.00% and 6.25%, 2008 and 2023                   23,255           22,442
                        ---------------------------------------------------------------------------------------------------
                        Health Facilities Finance Auth., Catholic Health Facility,
                          Rev., 5.00%, 2021                                               11,120            9,696
                        ---------------------------------------------------------------------------------------------------
                        Imperial Irrigation District, Certificates of Participation,
                          Electric System Proj., 6.75%, 2011                               3,500            3,857
                        ---------------------------------------------------------------------------------------------------
                        Los Angeles County:
                          Metropolitan Transportation Auth., Sales Tax Rev., 4.75% and
                            5.30%, 2018 and 2012                                          11,885           10,967
                          Public Works Financing Auth., Multi-Purpose Lease Rev.,
                            4.75%, 2013                                                   21,000           18,201
                          Sanitation District Financing Auth., Rev., 5.00%, 2023           4,500            3,882
                        ---------------------------------------------------------------------------------------------------
                        Rancho California, Water District Financing Auth., Rev.,
                          4.75%, 2021                                                     17,500           14,683
---------------------------------------------------------------------------------------------------------------------------


 Issuer                                                                        Principal amount          Value
---------------------------------------------------------------------------------------------------------------------------
                        Regents of University of California, Multiple Purpose Proj.,
                         Rev., 4.75% to 5.125%, 2013 through 2023                       $36,010       $   31,813
                        ---------------------------------------------------------------------------------------------------
                        Southern California Public Power Auth., Rev., 4.875%, 2020        3,000            2,574
                        ---------------------------------------------------------------------------------------------------
                                                                                                         162,721

Colorado - 7.5%
---------------------------------------------------------------------------------------------------------------------------
                        Adams County, Gen. Oblg., 6.125% and 6.20%, 2007 and 2008         6,910            7,331
                        ---------------------------------------------------------------------------------------------------
                        Arapahoe County, Public Highway Auth., Rev., 6.95% and 7.00%,
                         2020 and 2026                                                   80,700           83,443
                        ---------------------------------------------------------------------------------------------------
                        City and County of Denver:
                         Airport System Rev., 5.70% to 8.75%, 2002 through 2025          89,430           94,830
                         Gen. Oblg., 5.125% and 6.50%, 2012 and 2010                     12,225           12,465
                        ---------------------------------------------------------------------------------------------------
                        City of Colorado Springs, Utilities System Improvement,
                         Rev., 5.125%, 2023                                               8,795            7,931
                        ---------------------------------------------------------------------------------------------------
                        Douglas County School District #1, Douglas and Elbert Counties,
                         Gen. Oblg., 6.50%, 2016                                         16,665           17,898
                        ---------------------------------------------------------------------------------------------------
                        Health Facilities Auth.:
                         Covenant Retirement Communities, Inc., Rev., 6.75%,
                           2015 and 2025                                                  5,900            5,936
                         Kaiser Permanente Medical Care Program, Rev., 9.125%, 2015       8,575            8,782
                         Swedish Medical Center, Rev., 6.80% and 7.50%, 2023 and 2020     5,500            6,173
                        ---------------------------------------------------------------------------------------------------
                        Housing Finance Auth., Single Family Mortgage Rev., 7.65%, 2022     825              865
                        ---------------------------------------------------------------------------------------------------
                        Metropolitan Denver Sewerage Disposal, District No. 1,
                         Rev., 6.75%, 2012                                                5,540            5,697
                        ---------------------------------------------------------------------------------------------------
                        Metropolitan Wastewater Reclamation District, Gen. Oblg.,
                         6.00%, 2010                                                     11,505           11,791
                        ---------------------------------------------------------------------------------------------------
                                                                                                         263,142

Connecticut - .6%
---------------------------------------------------------------------------------------------------------------------------
                        Dev. Auth., Pierce Memorial Baptist Home, Rev., 9.25%, 2018       1,140            1,286
                        ---------------------------------------------------------------------------------------------------
                        Resource Recovery Auth., Mid-Connecticut Systems,
                         Rev., 7.30%, 2012                                                4,790            5,097
                        ---------------------------------------------------------------------------------------------------
                        Transportation Infrastructure Purposes, Special Tax Obligation,
                         Rev., 4.875% to 6.10%, 2008 through 2015                        15,535           15,218
                        ---------------------------------------------------------------------------------------------------
                                                                                                          21,601

Delaware - .3%
---------------------------------------------------------------------------------------------------------------------------
                        Economic Dev. Auth., United Water Proj., Rev., 6.20%, 2025       12,000           12,073
                        ---------------------------------------------------------------------------------------------------

District of Columbia - 1.6%
---------------------------------------------------------------------------------------------------------------------------
                        Georgetown University, Rev., 8.25%, 2018                         11,410           12,712
                        ---------------------------------------------------------------------------------------------------
                        Metropolitan Area Transit Auth., Gross Transit Rev., 5.25%, 2014  9,000            8,536
                        ---------------------------------------------------------------------------------------------------
                        Metropolitan Washington Airports Auth., Airport System
                         Rev., 5.50% to 7.60%, 2014 through 2024                         26,000           25,257
                        ---------------------------------------------------------------------------------------------------
                        District, Gen. Oblg., 6.00% and 6.30%, 2013 and 2010              8,500            8,622
                        ---------------------------------------------------------------------------------------------------
                                                                                                          55,127

Florida - 6.0%
---------------------------------------------------------------------------------------------------------------------------
                        Board of Education, Gen. Oblg., 5.125% to 5.50%,
                         2016 through 2023                                               61,235           56,916
                        ---------------------------------------------------------------------------------------------------
                        Broward County:
                         Airport System Rev., 7.625%, 2013                                2,620            2,895
                         Waste Energy Company, Rev., 7.95%, 2008                         13,745           15,395
                        ---------------------------------------------------------------------------------------------------
                        Clay County, Single Family Housing, Rev., 6.55%, 2028             2,750            2,805
                        ---------------------------------------------------------------------------------------------------
                        Dade County:
                         Gen. Oblg., 5.125%, 2014                                         3,915            3,628
                         Housing Financing Auth., Rev., 6.55%, 2027                       3,550            3,628
                        ---------------------------------------------------------------------------------------------------
                        Department of Transportation, Turnpike Rev., 5.00%, 2019          5,000            4,493
                        Greater Orlando Aviation Auth., Rev., 8.375%, 2016                3,065            3,443
                        ---------------------------------------------------------------------------------------------------
                        Hillsborough County Industrial Dev. Auth., Tampa Electric,
                         Rev., 8.00%, 2022                                               10,000           11,939

---------------------------------------------------------------------------------------------------------------------------


 Issuer                                                                        Principal amount           Value
---------------------------------------------------------------------------------------------------------------------------

                        Jacksonville Health Facilities Auth., Baptist Medical Center,
                         Rev., 11.50%, 2012                                             $    85         $    142
                        ---------------------------------------------------------------------------------------------------
                        Manatee County, Public Utilities, Rev., 4.75% and 5.00%, 2013    24,625           22,393
                        ---------------------------------------------------------------------------------------------------
                        Miami Beach Redev. Agcy., Tax Increment Rev., 5.875%, 2022        1,000              929
                        ---------------------------------------------------------------------------------------------------
                        Municipal Power Agcy., All-Requirements Power Supply Proj.,
                         Rev., 5.10%, 2014                                                7,565            7,034
                        ---------------------------------------------------------------------------------------------------
                        Orange County:
                         Health Facilities Auth., Rev., 5.50%, 2015                       6,950            6,696
                         Sales Tax Rev., 5.375%, 2024                                     6,000            5,600
                        ---------------------------------------------------------------------------------------------------
                        Orlando Utitlity, Community Water & Electric, Rev., 5.00%
                         and 5.25%, 2020 and 2023                                        13,500           12,162
                        ---------------------------------------------------------------------------------------------------
                        Palm Beach County, Solid Waste Auth., Rev., 8.75%, 2010          13,755           15,086
                        ---------------------------------------------------------------------------------------------------
                        Pasco County, Solid Waste Disposal and Resource Recovery,
                         Rev., 7.80%, 2011                                               13,730           15,182
                        ---------------------------------------------------------------------------------------------------
                        Port Orange, Water and Sewer, Rev., 5.25%, 2021                   5,000            4,639
                        ---------------------------------------------------------------------------------------------------
                        Reedy Creek Improvement District, Utility Improvement,
                         Rev., 5.00%, 2014                                                8,330            7,649
                        ---------------------------------------------------------------------------------------------------
                        St. Lucie County, Sales Tax Rev., 5.00%, 2019                     4,495            4,037
                        ---------------------------------------------------------------------------------------------------
                        Village Center Community Dev. District, Lake County,
                         Utility Rev., 5.00%, 2013                                        4,605            4,224
                        ---------------------------------------------------------------------------------------------------
                                                                                                         210,915

Georgia - 3.0%
---------------------------------------------------------------------------------------------------------------------------
                        Chatham County School District, Gen. Oblg., 6.15%, 2010           7,300            7,603
                        ---------------------------------------------------------------------------------------------------
                        City of Atlanta, Water and Sewerage, Rev., 4.50% and 4.75%,
                         2018 and 2023                                                   28,915           24,356
                        ---------------------------------------------------------------------------------------------------
                        Fulton-DeKalb Hospital Auth., Rev., 6.55%, 2018                   1,500            1,520
                        ---------------------------------------------------------------------------------------------------
                        Fulton-DeKalb Housing Auth., Rev., 6.60%, 2028                   23,100           23,432
                        ---------------------------------------------------------------------------------------------------
                        Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev.,
                         5.125% and 6.70%, 2017 and 2012                                 11,520           11,387
                        ---------------------------------------------------------------------------------------------------
                        Municipal Electric Auth.:
                         Power Rev., 4.75% to 8.125%, 2012 through 2019                  33,955           33,197
                         Special Obligation, 6.60%, 2018                                  3,500            3,842
                        ---------------------------------------------------------------------------------------------------
                                                                                                         105,337

Illinois - 6.1%
---------------------------------------------------------------------------------------------------------------------------
                        Chicago:
                         Board of Education, Gen. Oblg., 6.00%
                           and 6.25%, 2008 through 2020                                  24,060           25,632
                         Gas Supply, Peoples Gas, Light and Coke Company,
                           Rev., 8.10%, 2020                                              8,250            9,364
                         O'Hare International Airport, General Rev., 5.00%
                           to 6.375%, 2012 through 2018                                  34,000           33,068
                         Skyway Toll Bridge Rev., 6.75%, 2014 and 2017                   24,825           25,019
                         Wastewater Transmission, Rev., 5.375%, 2013                      4,270            4,082
                        ---------------------------------------------------------------------------------------------------
                        City of East St. Louis, Illinois Dev. Finance Auth.,
                         Debt Restructuring Rev., 7.50%, 2013                             3,750            3,925
                        ---------------------------------------------------------------------------------------------------
                        County of Cook, Gen. Oblg., 5.375% to 9.50%,
                         1996 through 2022                                               46,315           46,994
                        ---------------------------------------------------------------------------------------------------
                        Dev. Finance Auth., Pollution Control, Commonwealth
                         Edison Company Proj., Rev., 6.75%, 2015                         16,780           18,039
                        ---------------------------------------------------------------------------------------------------
                        Freeport, Single Family Mortgage Rev., 7.40%, 2010                1,585            1,593
                        ---------------------------------------------------------------------------------------------------
                        Harvard, Multifamily Housing, Northfield Court,
                         Rev., 8.80%, 2008                                                3,880            4,147
                        ---------------------------------------------------------------------------------------------------
                        Health Facilities Auth.:
                         Northwestern Medical Faculty Foundation, Inc., Healthcare
                           Facilities Rev., 6.50%, 2015                                   3,900            4,085
                         Rush-Presbyterian-St. Luke's Medical Center Obligated
                           Group, Rev., 5.25%, 2020                                       6,000            5,391
                         South Suburban Hospital, Rev., 7.00%, 2009                       7,750            8,196
                        ---------------------------------------------------------------------------------------------------
                        Madison County, Gen. Oblg., 5.85%, 2013                           3,500            3,534
                        ---------------------------------------------------------------------------------------------------
                        Sports Facilities Auth., Rev., 7.875%, 2010                       2,990            3,351
---------------------------------------------------------------------------------------------------------------------------



 Issuer                                                                        Principal amount           Value
---------------------------------------------------------------------------------------------------------------------------
                        St. Charles, Wessel Court Proj., Multifamily Housing
                         Rev., 7.60%, 2024                                             $  3,930          $3,999
                        ---------------------------------------------------------------------------------------------------
                        State, Gen. Oblg., 5.875%, 2015                                  12,000           11,758
                        University Park, Governors Gateway Industrial Park,
                         Tax Increment Rev., 8.50%, 2011                                  3,000            3,173
                        ---------------------------------------------------------------------------------------------------
                                                                                                         215,350

Indiana - 5.0%
---------------------------------------------------------------------------------------------------------------------------
                        Hospital Auth. of Marion County, University Heights Hospital,
                         Rev., 8.625%, 2012                                               7,195            8,340
                        ---------------------------------------------------------------------------------------------------
                        Health Facility Financing Auth., Fayette Memorial Hospital,
                         Hospital Rev., 7.20%, 2022                                       1,800            1,804
                        ---------------------------------------------------------------------------------------------------
                        Indianapolis Airport Auth.:
                         Federal Express Corp. Proj., Rev., 7.10%, 2017                  40,500           42,874
                         Local Public Improvement Bond, Transportation Rev., 6.60% to
                           6.75%, 2007 through 2014                                      14,000           15,358
                         United Airlines, Inc., Maintenance Center Proj.,
                           Rev., 6.50%, 2031                                             80,830           79,386
                        ---------------------------------------------------------------------------------------------------
                        Toll Road Financing Auth., Rev., 6.875%, 2012                     4,000            4,177
                        ---------------------------------------------------------------------------------------------------
                        Transportation Financing Auth., Highway Rev., 5.75% and 7.25%,
                         2012 and 2015                                                    7,000            7,705
                        ---------------------------------------------------------------------------------------------------
                        Trustees of Purdue University, Purdue University Student Fees,
                         Rev., 6.70% and 6.75%, 2015 and 2009                            14,500           15,649
                        ---------------------------------------------------------------------------------------------------
                                                                                                         175,293
Iowa - .4%
---------------------------------------------------------------------------------------------------------------------------
                        Finance Auth.:
                         GNMA Mortgage-Backed Securities Program, Single Family
                           Mortgage Rev., 7.90%, 2022                                     2,685            2,857
                         Trinity Regional Hospital Proj., Rev., 7.00%, 2022              12,000           12,084
                        ---------------------------------------------------------------------------------------------------
                                                                                                          14,941

Kentucky - 1.9%
---------------------------------------------------------------------------------------------------------------------------
                        Dev. Finance Auth., Baptist Hospital Inc., Rev.,
                        7.625%, 2011                                                      2,000            2,218
                        ---------------------------------------------------------------------------------------------------
                        Economic Dev. Finance Auth., Baptist Healthcare System Issue,
                         Hospital Rev., 5.00%, 2015                                      12,810           11,595
                        ---------------------------------------------------------------------------------------------------
                        Hopkins County, The Trover Clinic Foundation,
                         Rev., 6.625%, 2011                                               4,000            4,310
                        ---------------------------------------------------------------------------------------------------
                        Kenton County Airport Board, Greater Cincinnati
                         International Airport:
                           Airport, Rev., 8.25%, 2015                                     7,380            8,186
                           Delta Airlines, Rev., 6.125% and 7.125%,
                            2021 through 2022                                            36,395           34,697
                        ---------------------------------------------------------------------------------------------------
                        Trimble County, Louisville Gas & Electric Company,
                         Rev., 7.75%, 2019                                                1,840            2,009
                        ---------------------------------------------------------------------------------------------------
                        Turnpike Auth., Toll Road, Rev., 8.50%, 2004                      2,025            2,129
                        ---------------------------------------------------------------------------------------------------
                                                                                                          65,144

Louisiana - .5%
---------------------------------------------------------------------------------------------------------------------------
                        Beauregard Parish, Boise Cascade Corp. Proj., Rev., 6.125%
                         and 6.30%, 2023                                                  7,650            7,365
                        ---------------------------------------------------------------------------------------------------
                        Parish School Board of the Parish of Jefferson, Sales Tax,
                         Rev., 6.25%, 2008                                               11,000           11,613
                        ---------------------------------------------------------------------------------------------------
                                                                                                          18,978

Maine - .1%
---------------------------------------------------------------------------------------------------------------------------
                        Health and Higher Education Facilities Auth., Rev., 7.10%, 2014   2,750            3,046
                        ---------------------------------------------------------------------------------------------------


Portfolio of Investments


 Issuer                                                                        Principal amount           Value
---------------------------------------------------------------------------------------------------------------------------

Maryland - 2.3%
---------------------------------------------------------------------------------------------------------------------------
                        City of Gaithersburg, First Mortgage Economic Dev., Asbury
                         Methodist Home Incorporated, Rev., 5.50%,
                         2015 and 2020                                                  $15,500        $  13,833
                        ---------------------------------------------------------------------------------------------------
                        Community Dev. Administration, Department of Housing
                         and Community Dev., Rev., 7.85%, 2029                            5,805            6,161
                        ---------------------------------------------------------------------------------------------------
                        Energy Financing Administration, AES Warrior Run Proj.,
                         Rev., 7.40%, 2019                                               24,100           24,731
                        ---------------------------------------------------------------------------------------------------
                        Health & Higher Educational Facilities Auth.:
                         Doctors' Community Hospital Proj., Rev., 5.50% and 5.75%,
                           2024 and 2013                                                 12,785           11,076
                         Frederick Memorial Hospital Proj., Rev., 5.00%, 2018             4,000            3,557
                        ---------------------------------------------------------------------------------------------------
                        Northeast Maryland Waste Disposal Auth., Southwest Resource
                         Recovery Facility,  Rev., 7.20%, 2006                            1,500            1,721
                        ---------------------------------------------------------------------------------------------------
                        Stadium Auth., Sports Facilities Lease Rev., 7.60%, 2019         17,200           18,977
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          80,056

Massachusetts -  5.8%
---------------------------------------------------------------------------------------------------------------------------
                        Bay Transit Auth., General Transportation System, Rev.,
                         5.50% to 6.20%, 2012 through 2018                               59,750           59,745
---------------------------------------------------------------------------------------------------------------------------
                        Municipal Wholesale Electric Company, Power Supply System,
                         Rev., 5.00% to 6.75%, 2011 through 2018                         41,945           42,607
                        ---------------------------------------------------------------------------------------------------
                        Port Auth., Rev., 5.00% and 13.00%, 2015 and 2013                 8,190            8,689
                        ---------------------------------------------------------------------------------------------------
                        South Essex Sewerage District, Gen. Oblg., 6.75%, 2013
                         and 2015                                                         2,000            2,169
                        ---------------------------------------------------------------------------------------------------
                        State, Gen. Oblg., 6.50%, 2011                                   17,300           18,473
                        ---------------------------------------------------------------------------------------------------
                        Turnpike Auth., Rev., 5.00%, 2013                                12,400           11,288
                        ---------------------------------------------------------------------------------------------------
                        Water Pollution Abatement Trust, MWRA Loan Program,
                         Rev., 5.45%, 2013                                                5,000            4,826
                        ---------------------------------------------------------------------------------------------------
                        Water Restoration Auth., Rev., 4.75% to 5.50%,
                         2013 through 2023                                               61,590           55,673
---------------------------------------------------------------------------------------------------------------------------
                                                                                                         203,470

Michigan - 4.2%
---------------------------------------------------------------------------------------------------------------------------
                        Building Auth., Rev., 6.75%, 2011                                 9,750           10,522
                        ---------------------------------------------------------------------------------------------------
                        City of Battle Creek and Calhoun County, Downtown Dev.
                         Auth., Tax Increment, Rev., 7.60%, 2016                          3,800            4,128
                        ---------------------------------------------------------------------------------------------------
                        City of Kalamazoo Hospital Finance Auth., Borgess Medical
                         Center, Rev., 5.00%, 2013                                       14,650           13,125
                        ---------------------------------------------------------------------------------------------------
                        Detroit:
                         Convention Facility, Cobo Hall Expansion Proj.,
                           Rev., 5.25%, 2012                                             22,250           20,178
                           Gen. Oblg., 5.00% to 6.80%, 2010 through 2015                 20,110           19,451
                        ---------------------------------------------------------------------------------------------------
                        Hospital Finance Auth.:
                         Henry Ford Health System, Rev., 7.00%, 2010                     11,000           11,784
                         McLaren Oblg. Group, Rev., 4.50%, 2021                          28,215           22,207
                         Oakwood Hospital Obligated Group, Rev., 5.50%, 2013              8,000            7,630
                         Sisters of Mercy Health Corp., Rev., 7.50%, 2007 and 2013        9,000            9,780
                        ---------------------------------------------------------------------------------------------------
                        Housing Dev. Auth., Rev., 5.70%, 2012                             3,465            3,401
                        ---------------------------------------------------------------------------------------------------
                        Jackson County Hospital Finance Auth., W.A. Foote Memorial
                         Hospital,  Rev., 4.75%, 2015                                     4,260            3,689
                        ---------------------------------------------------------------------------------------------------
                        Municipal Bond Auth., Local Government Loan Program,
                         Rev., 4.75%, 2009                                                7,225            6,669
                        ---------------------------------------------------------------------------------------------------
                        Public Power Agcy., Rev., 5.00%, 2019                            10,500            9,300
                        ---------------------------------------------------------------------------------------------------
                        Charter County of Wayne, Airport, Rev., 5.25%, 2021               5,000            4,520
                        ---------------------------------------------------------------------------------------------------
                                                                                                         146,384

Minnesota - 1.1%
---------------------------------------------------------------------------------------------------------------------------
                        City of Minneapolis, Housing Redev. Auth.,
                         Health Care System, Rev., 4.75%, 2018                           17,500           15,026
                        ---------------------------------------------------------------------------------------------------


Portfolio of Investments


 Issuer                                                                        Principal amount          Value
---------------------------------------------------------------------------------------------------------------------------

                        City of St. Louis Park, Methodist Hospital Proj.,
                         Rev., 7.25%, 2015                                               $6,650        $   7,523
                        ---------------------------------------------------------------------------------------------------
                        Housing Finance Agcy., Multifamily Mortgage Bonds,
                         Rev., 9.375%, 2018                                                 550              577
                        ---------------------------------------------------------------------------------------------------
                        Housing Finance Auth., Single Family Mortgage Bonds,
                         Rev., 7.90%, 2019                                                6,370            6,786
                        ---------------------------------------------------------------------------------------------------
                        South Minnesota Municipal Power, Rev., 4.75%, 2016               10,000            8,640
                        ---------------------------------------------------------------------------------------------------
                                                                                                          38,552

Mississippi - .2%
---------------------------------------------------------------------------------------------------------------------------
                        Gulfport Hospital Facilities Auth., Gulfport Memorial
                         Hospital, Improvement, Rev., 6.125%, 2015                        6,750            6,864
                        ---------------------------------------------------------------------------------------------------

Missouri - 1.3%
---------------------------------------------------------------------------------------------------------------------------
                        Clarence Cannon Wholesale Water Commission, Water
                         Rev., 6.00%, 2020                                               10,000            9,366
                        ---------------------------------------------------------------------------------------------------
                        Health and Education Facilities Auth., St. Louis University,
                         Rev., 4.75%, 2016                                                4,500            3,940
                        ---------------------------------------------------------------------------------------------------
                        Kansas City Schools, Missouri School District Building Corp.,
                         Leasehold Rev., 5.00%, 2014                                      6,000            5,526
                        ---------------------------------------------------------------------------------------------------
                        Regional Convention and Sports Complex Auth., Convention
                         and Sports Facility Proj., St. Louis County,
                         Rev., 5.50% and 7.90%, 2016 and 2021                            10,000           10,160
                        ---------------------------------------------------------------------------------------------------
                        Sikeston, Electric System, Rev., 6.20%, 2010                      6,870            7,436
                        ---------------------------------------------------------------------------------------------------
                        St. Louis, Scullin Redev. Proj., Tax Increment
                         Rev., 10.00%, 2010                                               8,990           10,448
                        ---------------------------------------------------------------------------------------------------
                                                                                                          46,876

Nebraska - .4%
---------------------------------------------------------------------------------------------------------------------------
                        Omaha Public Power District Electric System, Rev., 5.50%, 2014    8,150            7,867
                        ---------------------------------------------------------------------------------------------------
                        Scotts Bluff County, Hospital Auth., West Medical Proj. Center,
                         Rev., 6.45%, 2004                                                4,535            4,963
                        ---------------------------------------------------------------------------------------------------
                                                                                                          12,830

Nevada - 1.1%
---------------------------------------------------------------------------------------------------------------------------
                        City of Reno, Redev. Agcy., Tax Allocation Rev., 5.65% and
                         5.75%, 2013 and 2017                                             7,165            6,611
                        ---------------------------------------------------------------------------------------------------
                        Clarke County, Las Vegas-MaCarran International Airport,
                         Rev., 5.50%, 2025                                               16,310           15,035
                        ---------------------------------------------------------------------------------------------------
                        Henderson, Healthcare Facilities, Rev., 5.00%, 2020               6,915            6,069
                        ---------------------------------------------------------------------------------------------------
                        Humboldt County, Pollution Control, Idaho Power Company,
                         Rev., 8.30%, 2014                                                9,650           11,320
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          39,035

New Jersey - 2.7%
---------------------------------------------------------------------------------------------------------------------------
                        Camden County Municipal Utilities Auth., Rev., 8.25%, 2017       15,600           17,148
                        ---------------------------------------------------------------------------------------------------
                        Essex County:
                         Improvement Auth., County Jail and Youth Housing Proj.,
                           Lease Rev., 6.90%, 2014                                        2,645            2,971
                         Property and Equipment Improvement Leasing Program,
                           Rev., 6.50%, 2012                                              4,050            4,356
                        ---------------------------------------------------------------------------------------------------
                        Health Care Facilities Financing Auth.:
                         Atlantic City Medical Center, Rev., 6.80%, 2011                  3,840            4,036
                         Southern Ocean County Hospital, Rev., 6.125% and 6.25%,
                           2013 and 2023                                                  7,235            7,011
                         West Jersey Health System, Rev., 6.125%, 2012                   11,000           11,341
                        ---------------------------------------------------------------------------------------------------
                        Jersey City Sewer Auth., Rev., 4.50%, 2019                       13,500           11,258
                        ---------------------------------------------------------------------------------------------------
                        Transportation Auth., Rev., 5.50%, 2013                          10,000            9,745
                        ---------------------------------------------------------------------------------------------------
                        Turnpike Auth., Rev., 6.50% and 10.375%, 2016 and 2003           23,900           26,868
---------------------------------------------------------------------------------------------------------------------------
                                                                                                          94,734


Portfolio of Investments


 Issuer                                                                        Principal amount           Value
---------------------------------------------------------------------------------------------------------------------------

New Mexico - .3%
---------------------------------------------------------------------------------------------------------------------------
                        Albuquerque:
                         Health Care, Ltd. Proj., Rev., 9.75%, 2014                    $  1,430       $    1,585
                         Southwest Community Health Services, Rev., 10.00%, 2003            990            1,311
                        ---------------------------------------------------------------------------------------------------
                        Los Alamos County, Utility System, Rev., 6.10%, 2010              4,400            4,557
                        ---------------------------------------------------------------------------------------------------
                        Socorro Hospital System, Southwest Community Health
                         Services, Rev., 10.00%, 2003                                     1,500            2,002
                        ---------------------------------------------------------------------------------------------------
                        Truth or Consequences, Nursing Home Improvement,
                         Sierra Health Care, Inc., Rev., 9.75%, 2014                        955            1,058
                        ---------------------------------------------------------------------------------------------------
                                                                                                          10,513

New York - 4.9%
---------------------------------------------------------------------------------------------------------------------------
                        Environmental Facilities Corp., State
                         Water Pollution Control, Revolving Fund Rev.,
                         6.875% to 7.25%, 2010 through 2014                              18,875           20,961
                        ---------------------------------------------------------------------------------------------------
                        Medical Care Facilities Finance Agcy.:
                         Hospital, Mortgage Rev., 6.75%, 2014                             8,000            8,734
                         Hospital and Nursing Home, Rev., 6.45%, 2009                     9,185            9,953
                         Mental Health Services Facilities Improvement, Rev.,
                           5.25% to 7.75%, 2010 through 2019                             37,525           35,497
                        ---------------------------------------------------------------------------------------------------
                        Metropolitan Transit Auth., Transit Facilities, Rev., 6.25%,
                           2014                                                           6,000            6,189
                        ---------------------------------------------------------------------------------------------------
                         New York City:
                         Gen. Oblg., 7.00% to 8.40%, 2000 through 2015                   44,915           51,572
                         Industrial Dev. Auth., USTA National Tennis Center
                           Inc. Proj., Civil Facility Rev., 6.50% and 6.60%,
                           2010 and 2011                                                  6,485            6,989
                         Municipal Water Finance Auth., Rev., 7.00%, 2015                 1,500            1,663
                        ---------------------------------------------------------------------------------------------------
                        Port Auth. of New York and New Jersey:
                         LaGuardia Airport Passenger Terminal, Special Obligation,
                           Rev., 9.125%, 2015                                             3,225            3,639
                         Rev., 5.20% and 6.50%, 2012 and 2008                             7,390            7,663
                        ---------------------------------------------------------------------------------------------------
                        Triborough Bridge and Tunnel Auth., Rev., 8.125%, 2012           14,000           15,517
                        ---------------------------------------------------------------------------------------------------
                        Urban Dev. Corp., Correctional Facilities, Rev., 5.375%, 2012     3,500            3,359
---------------------------------------------------------------------------------------------------------------------------
                                                                                                         171,736

North Carolina - 1.0%
---------------------------------------------------------------------------------------------------------------------------
                        Durham County, 1991 Jail Facilities and Computer Equipment
                         Financing Proj., Rev., 6.625%, 2014                              5,500            5,806
                        ---------------------------------------------------------------------------------------------------
                        Municipal Power Agcy. Number 1, Catawba Electric, Rev., 5.00%,
                         2015 and 2018                                                   26,350           23,367
                        ---------------------------------------------------------------------------------------------------
                        Raleigh-Durham Airport Auth., American Airlines, Inc.,
                         Rev., 9.625%, 2015                                               5,000            5,125
                        ---------------------------------------------------------------------------------------------------
                                                                                                          34,298

North Dakota - .0%
---------------------------------------------------------------------------------------------------------------------------
                        Housing Finance Agcy., Single Family Mortgage Program,
                         Rev., 8.05%, 2024                                                1,200            1,253
                        ---------------------------------------------------------------------------------------------------

Ohio - 2.9%
---------------------------------------------------------------------------------------------------------------------------
                        Building Auth.:
                         State Correctional Facilities, Rev., 5.00%, 2012                 7,000            6,359
                         Workers Compensation Facility, William Green Building,
                           Rev., 4.75%, 2014                                             13,230           11,463
                        ---------------------------------------------------------------------------------------------------
                        City of Springdale, Hospital Facilities First Mortgage,
                         Southwestern Ohio Seniors Services, Rev., 6.00%, 2018            1,250            1,120
                        ---------------------------------------------------------------------------------------------------



                                                        PORTFOLIO OF INVESTMENTS




 ISSUER                                                                         Principal Amount           Value
---------------------------------------------------------------------------------------------------------------------------

                        Cleveland:
                        Public Power System Improvement, First Mortgage
                         Rev., 7.00%, 2017                                            $     850      $       887
                        Water Works System, Rev., 5.50% and 6.50%, 2013 and 2011          7,380            7,660
                        ---------------------------------------------------------------------------------------------------
                        Cuyahoga County, Merida Health System, Hospital
                         Rev., 6.25%, 2014 and 2024                                       9,470            9,629
                        ---------------------------------------------------------------------------------------------------
                        Higher Education Facility Commission, Rev., 6.70%, 2003           6,725            7,356
                        ---------------------------------------------------------------------------------------------------
                        Marion County Health Care Facilities  and Improvement, United
                         Church Homes Proj., Rev., 6.30% and 6.375%, 2015 and 2010        5,350            5,246
                        ---------------------------------------------------------------------------------------------------
                        Montgomery County, Miami Valley Hospital, Rev., 9.375%, 2005      3,000            3,089
                        ---------------------------------------------------------------------------------------------------
                        Municipal Electric Generation Agcy., Rev., 5.375%, 2013           5,700            5,437
                        ---------------------------------------------------------------------------------------------------
                        Muskingum County, Franciscan Health Advisory Services, Inc.,
                         Rev., 7.50%, 2012                                                7,470            7,755
                        ---------------------------------------------------------------------------------------------------
                        Scioto County USHCSO-Portsmouth Proj., Hospital Facilities,
                         Rev., 7.625%, 2015                                               2,000            2,201
                        ---------------------------------------------------------------------------------------------------
                        Village of Green Springs, St. Francis Health Care Centre Proj.,
                         Health Care Facilities Rev., 7.00% and 7.125%, 2014 and 2025     8,640            8,717
                        ---------------------------------------------------------------------------------------------------
                        Water Dev. Auth.:
                         Philip Morris, Inc., Pollution Control, Rev., 7.25%, 2008       10,000           10,905
                         Safe Water, Rev., 5.00%, 2012                                    8,340            7,714
                        ---------------------------------------------------------------------------------------------------
                        Worthington City School District, Gen. Oblg., 6.375%, 2012        6,210            6,532
                        ---------------------------------------------------------------------------------------------------
                                                                                                         102,070

PENNSYLVANIA - 5.9%
---------------------------------------------------------------------------------------------------------------------------
                        Armstrong County Hospital Auth., St. Francis Medical Center
                         Proj., Rev., 6.25%, 2013                                        11,350           11,646
                        ---------------------------------------------------------------------------------------------------
                        City of Pittsburgh Public Finance Auth., Wastewater, Rev.,
                         4.75% and 6.50%, 2016 and 2013                                  13,335           12,654
                        ---------------------------------------------------------------------------------------------------
                        Columbia County, First Association Proj., First Mortgage
                         Rev., 9.00%, 2014                                                1,970            2,102
                        ---------------------------------------------------------------------------------------------------
                        Convention Center Auth., Rev., 6.70% and 6.75%,
                         2014 and 2019                                                   12,525           13,060
                        ---------------------------------------------------------------------------------------------------
                        Dauphin County Industrial Dev. Auth., Susquehanna Center
                         Nursing Facility, First Mortgage Rev., 10.45%, 2011              1,100              726
                        ---------------------------------------------------------------------------------------------------
                        Delaware County, Industrial Dev. Auth., Rev., 6.35%, 2025         5,000            5,091
                        ---------------------------------------------------------------------------------------------------
                        Industrial Dev. Auth., Economic Dev., Rev., 5.50%, 2014           7,240            7,012
                        ---------------------------------------------------------------------------------------------------
                        Intergovernmental Cooperation Auth., Special Tax
                         Rev., 5.00%, 2022                                               14,055           12,228
                        ---------------------------------------------------------------------------------------------------
                        Lehigh County, General Purpose Auth., Lehigh Valley Hospital
                         Inc., Rev., 6.50%, 2010                                          6,000            6,467
                        ---------------------------------------------------------------------------------------------------
                        McKean County Hospital Auth., Bradford Hospital Proj.,
                         Rev., 6.00% and 6.10%, 2013 and 2020                             5,500            5,031
                        ---------------------------------------------------------------------------------------------------
                        Monroeville, Hospital Auth., Forbes Health,
                         Rev., 6.25%, 2015                                                3,650            3,513
                        ---------------------------------------------------------------------------------------------------
                        Philadelphia:
                         Gas Works Rev., 5.250% to 6.375%, 2008 through 2024             40,455           39,549
                         Municipal Auth., Lease Rev., 6.125% to 6.30%,
                           2008 through 2017                                              8,800            8,855
                         Water & Wastewater, Rev., 5.00% to 5.75%, 2013 through 2023     68,735           64,532
                        ---------------------------------------------------------------------------------------------------
                        Schuylkill County Industrial Dev. Auth., Schuylkill Energy
                         Resources Inc. Proj., Resource Recovery Rev., 6.50%, 2010       14,505           14,665
---------------------------------------------------------------------------------------------------------------------------
                                                                                                         207,131

PORTFOLIO OF INVESTMENTS


 ISSUER                                                                         Principal Amount          Value
---------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA - .6%
---------------------------------------------------------------------------------------------------------------------------

                        Charleston County, Public Facilities Corp., Certificates of
                         Participation, 6.875% and 7.00%, 2014 and 2019                $  7,615      $     8,301
                        ---------------------------------------------------------------------------------------------------
                        Darlington County, Carolina Power & Light Company Proj.,
                         Pollution Control, Rev., 6.60%, 2010                             7,500            8,118
                        ---------------------------------------------------------------------------------------------------
                        Grand Strand, Water and Sewer, Rev., 6.375%, 2012                 5,000            5,439
                        ---------------------------------------------------------------------------------------------------
                                                                                                          21,858

TENNESSEE - .9%
---------------------------------------------------------------------------------------------------------------------------
                        Housing Dev. Agcy., Mortgage Finance Program, Rev., 7.05%
                          and 7.125%, 2020 and 2026                                      25,980           27,259
                        ---------------------------------------------------------------------------------------------------
                        Metropolitan Nashville Airport Auth., Airport Improvement,
                         Rev., 6.60%, 2015                                                5,250            5,605
                        ---------------------------------------------------------------------------------------------------
                                                                                                          32,864

TEXAS - 6.3%
---------------------------------------------------------------------------------------------------------------------------
                        Austin:
                         Airport System Prior Lien, Rev., 6.20%, 2015                    15,360           15,450
                         Water, Sewer and Electric Rev., 11.00% and 14.00%,
                           1996 and 2001                                                  4,485            5,681
                        ---------------------------------------------------------------------------------------------------
                        Brazoria County, Health Facilities Dev. Corp., Brazosport
                         Memorial Hospital, Rev., 5.50%, 2013                             4,350            4,150
                        ---------------------------------------------------------------------------------------------------
                        Brazos River Auth., Texas Utilities Electric Company
                         Proj., Rev., 8.125%, 2020                                        4,495            4,986
                        ---------------------------------------------------------------------------------------------------
                        Dallas-Fort Worth International Airport Facility Improvement
                         Corp., American Airlines, Rev., 7.50%, 2025                     19,000           20,031
                        ---------------------------------------------------------------------------------------------------
                        Denton County, Gen. Oblg., 5.00%, 2012                            5,200            4,762
                        ---------------------------------------------------------------------------------------------------
                        Ector County, Hospital District, Rev., 7.30%, 2012                  550              586
                        ---------------------------------------------------------------------------------------------------
                        Georgetown Higher Education Finance Corp., Southwestern
                         University Proj., Rev., 6.25%, 2009                                840              872
                        ---------------------------------------------------------------------------------------------------
                        Gulf Coast Waste Disposal Auth., Champion  International,
                         Rev., 6.875%, 2028                                               5,500            5,680
                        ---------------------------------------------------------------------------------------------------
                        Harris County:
                         Hospital District, Mortgage Rev., 7.40%, 2010                    6,940            8,246
                         Toll Road Senior Lien, Rev., 5.00%, 2016                         7,650            6,923
                         Toll Road Unlimited Tax and Subordinate Lien,
                           Rev., 6.75%, 2014                                             15,000           16,045
                        ---------------------------------------------------------------------------------------------------
                        Housing Agcy., Single Family Mortgage Rev., 7.15%, 2012           1,295            1,370
                        ---------------------------------------------------------------------------------------------------
                        Houston:
                         Higher Education Finance Corp., University of St. Thomas,
                           Rev., 7.25%, 2007                                              1,445            1,530
                         Water and Sewer System Rev., 6.125%, 2015                       19,770           20,165
                        ---------------------------------------------------------------------------------------------------
                        Lower Neeches Valley Auth., Industrial Dev. Corp., Mobil Oil,
                         Rev., 6.40%, 2030                                               20,870           21,156
                        ---------------------------------------------------------------------------------------------------
                        Lubbock Health Facilities Dev. Corp., Methodist Hospital
                         Proj., Rev., 5.50%, 2014                                         4,000            3,826
                        ---------------------------------------------------------------------------------------------------
                        Matagorda County, Navigation District Number 1:
                         Central Power and Light Company, Pollution Control,
                           Rev., 7.875%, 2016                                            10,890           11,444
                         Houston Lighting and Power Company, Pollution
                           Control, Rev., 7.875%, 2016                                   13,735           14,329
---------------------------------------------------------------------------------------------------------------------------

                                                        PORTFOLIO OF INVESTMENTS


 ISSUER                                                                         Principal Amount          Value
---------------------------------------------------------------------------------------------------------------------------

                        Mc Allen, Health Facilities Dev. Corp., Rev., 5.00%, 2015      $  5,800      $    5,203
                        ---------------------------------------------------------------------------------------------------
                        Northwest Independent School District, Unlimited Tax, School
                         Building Gen. Oblg., zero coupon, 2010                           4,890           2,065
                        ---------------------------------------------------------------------------------------------------
                        Rio Grande Valley, Health Facilities Dev. Corp., Golden Palms
                         Retirement and Health Center, Rev., 6.40%, 2012                  3,700           3,862
                        ---------------------------------------------------------------------------------------------------
                        Sabine River Auth., Texas Utilities Electric Company,
                         Rev., 8.125%, 2020                                               1,470           1,592
                        ---------------------------------------------------------------------------------------------------
                        State Gen. Oblg., 7.00%, 2012                                    11,407          12,048
                        ---------------------------------------------------------------------------------------------------
                        Tarrant County Water Control Improvement District
                         Number One, Water Rev., 4.50%, 2011                              5,000           4,283
                        ---------------------------------------------------------------------------------------------------
                        Titus County Hospital District, Improvement,
                         Rev., 6.125%, 2013                                               6,700           6,477
                        ---------------------------------------------------------------------------------------------------
                        Travis County Housing Finance Corp., Residential Mortgage,
                         Senior  Rev., 7.00%, 2011                                          465             500
                        ---------------------------------------------------------------------------------------------------
                        Turnpike Auth., Dallas North Tollway, Rev., 4.75%,
                         2011 through 2014                                               13,400          11,814
                        ---------------------------------------------------------------------------------------------------
                        West Side Calhoun County, Union Carbide Chemicals
                         Proj., Rev., 6.40%, 2023                                         4,955           4,860
                        ---------------------------------------------------------------------------------------------------
                                                                                                        219,936

UTAH - .3%
---------------------------------------------------------------------------------------------------------------------------
                        Davis County Solid Waste Management & Energy Recovery,
                         Special Service District, Rev., 6.125%, 2009                     4,200           4,062
                        ---------------------------------------------------------------------------------------------------
                        Housing Finance Agcy., Single Family Mortgage
                         Rev., 8.625%, 2019                                               1,040           1,099
                        ---------------------------------------------------------------------------------------------------
                        Intermountain Power Agcy., Power Supply,
                         Rev., 7.50%, 2021                                                4,395           4,765
                        ---------------------------------------------------------------------------------------------------
                        West Valley City, Salt Lake County Excise Tax, Rev.,
                         10.625%, 2004                                                    1,000           1,281
                        ---------------------------------------------------------------------------------------------------
                                                                                                         11,207

VIRGINIA - .1%
---------------------------------------------------------------------------------------------------------------------------
                        City of Roanoke, Industrial Dev. Auth.,
                          Hospital Rev., 5.25%, 2025                                      4,650           4,204
                        ---------------------------------------------------------------------------------------------------


WASHINGTON - 3.0%
---------------------------------------------------------------------------------------------------------------------------
                        Public Power Supply System:
                         Nuclear Proj. #2,  Rev., 7.00%, 2012                            57,355          63,083
                         Nuclear Proj. #3,  Rev., 5.375%, 2015                           41,410          38,479
                        ---------------------------------------------------------------------------------------------------
                        Snohomish County,  Gen. Oblg., 5.70%, 2012                        5,140           5,123
                        ---------------------------------------------------------------------------------------------------
                                                                                                        106,685

WISCONSIN - .8%
---------------------------------------------------------------------------------------------------------------------------
                        Health and Education Facilities Auth.:
                         Aurora Health Care Group, Rev., 5.25%, 2012 and 2023            26,500          24,059
                         Wausau Hospitals, Inc., Proj., Rev., 6.625%, 2011                3,000           3,193
                        ---------------------------------------------------------------------------------------------------
                                                                                                         27,252

WYOMING - .1%
---------------------------------------------------------------------------------------------------------------------------
                        Community Dev. Auth., Single Family Mortgage Rev., 7.875%
                         and 8.125%, 2017 and 2021                                        2,570           2,715
                        ---------------------------------------------------------------------------------------------------

PUERTO RICO - .5%
---------------------------------------------------------------------------------------------------------------------------
                        Electric Power Auth., Rev., 5.25%, 2021                           7,300           6,604
                        ---------------------------------------------------------------------------------------------------
                        Puerto Rico, Gen. Oblg., 5.375, 2022                              5,250           4,975
                        ---------------------------------------------------------------------------------------------------
                        University, Rev., 5.25%, 2025                                     5,000           4,639
                        ---------------------------------------------------------------------------------------------------
                                                                                                         16,218

VIRGIN ISLANDS - .1%
---------------------------------------------------------------------------------------------------------------------------
                        Public Finance Auth., Rev., 7.25%, 2018                           3,000           3,183
---------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

 ISSUER                                                                         Principal Amount         Value
                        ---------------------------------------------------------------------------------------------------
                        TOTAL OTHER MUNICIPAL OBLIGATIONS  88.8%                                    $ 3,117,492
                        ---------------------------------------------------------------------------------------------------
                        TOTAL MUNICIPAL OBLIGATIONS  94.0%
                        (COST: $3,137,796)                                                            3,300,550
                        ---------------------------------------------------------------------------------------------------
                        MONEY MARKET INSTRUMENTS - 4.30% TO 5.00%
                        DUE  OCT. 1995
                        District of Columbia                                           $  7,000           7,000
                        Florida Housing Finance Agcy.                                       300             300
                        Hillsborough County Industrial Dev. Auth., Florida                8,300           8,300
                        Louisiana Recovery District                                       7,400           7,400
                        Commonwealth of Massachusettes                                    9,050           9,050
                        New York City Gen. Oblg.                                         20,500          20,500
                        New York City Municipal Finance Auth.                            36,100          36,100
                        New York State Energy Research and Dev. Auth.                    18,600          18,600
                        Brazos River Auth. of Texas                                      11,300          11,300
                        Sabine River Auth. of Texas                                       3,200           3,200
                        ---------------------------------------------------------------------------------------------------
                        TOTAL MONEY MARKET INSTRUMENTS  3.5%
                        (COST $121,750)                                                                 121,750
                        ---------------------------------------------------------------------------------------------------
                        TOTAL INVESTMENTS  97.5%
                        (COST:$3,259,546)                                                             3,422,300
                        ---------------------------------------------------------------------------------------------------
                        CASH AND OTHER ASSETS, LESS LIABILITIES  2.5%                                    88,348
                        ---------------------------------------------------------------------------------------------------
                        NET ASSETS-100%                                                              $3,510,648
---------------------------------------------------------------------------------------------------------------------------


  NOTE TO PORTFOLIO OF INVESTMENTS

Based on the cost of investments of $3,259,546,000 for federal income tax purposes at September 30, 1995, the gross unrealized appreciation was $180,413,000, the aggregate gross unrealized depreciation was $17,659,000 and the net unrealized appreciation of investments was $162,754,000.

See accompanying Notes to Financial statements.

                                                        PORTFOLIO OF INVESTMENTS

KEMPER INTERMEDIATE MUNICIPAL BOND FUND
September 30, 1995
(Dollars in thousands)

Issuer                                              Principal amount      Value

ADVANCE REFUNDED OBLIGATIONS SECURED AS TO PRINCIPAL
AND INTEREST BY UNITED STATES GOVERNMENT SECURITIES
-------------------------------------------------------------------------------
Delaware - 1.0%
-------------------------------------------------------------------------------
                       State, Gen. Oblg., 6.95%, to be
                       called 5-1-00  @ 102                     $135    $   152
-------------------------------------------------------------------------------

Massachusetts - 1.8%
-------------------------------------------------------------------------------
                       Bay Transportation Auth.,
                       Rev., 7.625%, to be called
                       3-1-00 @ 102                              115        131
-------------------------------------------------------------------------------
                       Water Restoration Auth., Rev., 7.00%
                       to be called 4-1-00 @ 102                 145        162
-------------------------------------------------------------------------------
                                                                            293

New York - 1.7%
-------------------------------------------------------------------------------
                       Dormitory Auth., State University
                       Educational Facilities,
                       Rev., 7.25%, to be called 5-15-00
                       at @ 102                                  145        165
-------------------------------------------------------------------------------
                       Local Government Assistance Corp.,
                       Rev., 7.00% to be called 4-1-01 @ 102     100        114
-------------------------------------------------------------------------------
                                                                            279

Pennsylvania - .9%
-------------------------------------------------------------------------------
                       Philadelphia Gas Works, Rev.,
                       7.70%, to be called 6-15-01 @ 102         120        141
-------------------------------------------------------------------------------

Virginia - 1.3%
-------------------------------------------------------------------------------
                       Arlington County Industrial Dev. Auth.,
                       The Arlington Hospital, Rev., 7.125%
                       to be called 9-1-01 @ 102                  90        103
-------------------------------------------------------------------------------
                       Richmond, Gen. Oblg., 6.875%,
                       to be called 1-15-00 @ 102                100        111
-------------------------------------------------------------------------------
                                                                            214

Washington - .7%
-------------------------------------------------------------------------------
                       King County, Auburn School District
                       #408, Gen. Oblg., 7.00%, to be
                       called 12-1-00 @ 100                      100        112
-------------------------------------------------------------------------------
                       TOTAL ADVANCE REFUNDED OBLIGATIONS-7.4%            1,191
-------------------------------------------------------------------------------

OTHER MUNICIPAL OBLIGATIONS
-------------------------------------------------------------------------------

Arizona - 1.1%
-------------------------------------------------------------------------------
                       State University Board of Regents,
                       Rev., 6.50%, 2001                          85         94
-------------------------------------------------------------------------------
                       Transportation Board, Highway Rev.,
                       6.10%, 2002                                70         76
-------------------------------------------------------------------------------
                                                                            170

Arkansas - 2.0%
-------------------------------------------------------------------------------
                       North Little Rock, Electric System,
                       Rev., 6.00% and 6.15%, 2001 and 2003      295        323
-------------------------------------------------------------------------------

California - 3.5%
-------------------------------------------------------------------------------
                       Fresno, Water System, Water
                       Remediation Proj., Rev., 7.50%, 2004      160        190
-------------------------------------------------------------------------------
                       Sacramento Cogeneration Auth.,
                       Procter & Gamble Proj.,
                       Rev., 7.00%, 2004                         200        215
                       State, Gen. Oblg., 6.10%, 2001            150        162
-------------------------------------------------------------------------------
                                                                            567

Colorado - 1.9%
-------------------------------------------------------------------------------
                       Arapahoe County, Capital
                       Improvement, Highway Rev.,
                       6.90%, 2015                               300        309
-------------------------------------------------------------------------------

Connecticut -.0%
-------------------------------------------------------------------------------
                       State, Gen. Oblg., 5.95%,
                       2000                                        5          5
-------------------------------------------------------------------------------



Portfolio of Investments


ISSUER                                                                Principal Amount       Value
---------------------------------------------------------------------------------------------------
FLORIDA -  5.6%
---------------------------------------------------------------------------------------------------
                  Broward County School District, Gen. Oblg., 6.00%, 2004        $  70        $  75
                  ---------------------------------------------------------------------------------
                  Department of Natural Resources, Preservation 2000,
                   Rev., 6.20%, 1999                                                80           85
                  ---------------------------------------------------------------------------------
                  Hillsborough County Aviation Auth., Tampa International
                   Airport, Rev., 6.90%, 2011                                        5            5
                  ---------------------------------------------------------------------------------
                  Lake County Resource Recovery, Industrial Dev.
                   Rev., 5.65%, 2005                                               200          195
                  ---------------------------------------------------------------------------------
                  Miami Beach, Redevelopment Agency Tax, Incremental
                   Rev., 5.625%, 2009                                              250          243
                  ---------------------------------------------------------------------------------
                  North Broward Hospital District, Rev., 6.125%, 2003              285          310
                  ---------------------------------------------------------------------------------
                                                                                                913

GEORGIA - .9%
---------------------------------------------------------------------------------------------------
                  Atlanta International Airport, Rev., 6.50%, 2013                  70           73
                  ---------------------------------------------------------------------------------
                  Municipal Electric Power Auth., Rev., 6.00%, 2000                 70           74
                  ---------------------------------------------------------------------------------
                                                                                                147

HAWAII - 1.0%
---------------------------------------------------------------------------------------------------
                  State, Gen. Oblg., 7.25%, 2000                                   145          163
                  ---------------------------------------------------------------------------------

ILLINOIS - 5.7%
---------------------------------------------------------------------------------------------------
                  Public Building Commission of Chicago, Rev.,
                   5.25%, 2004                                                     450          459
                  ---------------------------------------------------------------------------------
                  Health Facilities Auth., Franciscan Sisters Health Care Corp.
                   Proj., Rev., 6.25%, 2002                                        350          378
                  ---------------------------------------------------------------------------------
                  McHenry and Lake County School District Number 15,
                   Certificates of Participation, Rev., 6.125%, 2003                85           93
                  ---------------------------------------------------------------------------------
                                                                                                930

INDIANA - 2.0%
---------------------------------------------------------------------------------------------------
                  Johnson County Hospital Association,
                   Rev., 6.50%, 2002                                              300           329
                  ---------------------------------------------------------------------------------

KENTUCKY - 5.4%
---------------------------------------------------------------------------------------------------
                  Lexington-Fayette Urban County, University of Kentucky
                   Alumni Association Commonwealth Library Proj.,
                   Rev., 6.50%, 2009                                               300          326
                  ---------------------------------------------------------------------------------
                  Turnpike Auth. Economic Dev. Road Revitalization,
                   Rev., 5.30%, 2004                                               455          473
                  ---------------------------------------------------------------------------------
                  University of Kentucky, Consolidated Educational Building,
                   Rev., 6.00%, 1999                                                70           73
                  ---------------------------------------------------------------------------------
                                                                                                872

LOUISIANA - 2.1%
---------------------------------------------------------------------------------------------------
                  State, Gen. Oblg., 7.00%, 2001                                   300          337
                  ---------------------------------------------------------------------------------

MAINE - 1.8%
---------------------------------------------------------------------------------------------------
                  Health and Higher Education Facilities Auth., Rev., 6.30% and
                   6.50%, 2004 and 2006                                            260          285
                  ---------------------------------------------------------------------------------

MARYLAND - .5%
---------------------------------------------------------------------------------------------------
                  Howard County, Consolidated Public Improvement,
                   Gen. Oblg., 6.90%, 1999                                          70           76
                  ---------------------------------------------------------------------------------


                                                        PORTFOLIO OF INVESTMENTS


 Issuer                                                                         Principal amount           Value
Massachusetts - 2.2%
---------------------------------------------------------------------------------------------------------------------------
                        Commonwealth, Gen. Oblg., 7.00%, 2007                              $275             $304
                        ---------------------------------------------------------------------------------------------------
                        Bay Transit Auth., Rev., 6.50%, 2004                                  5                6
                        ---------------------------------------------------------------------------------------------------
                        Water Pollution Abatement Trust, SESD Loan Program,
                         Rev., 6.20%, 2010                                                   45               48
                        ---------------------------------------------------------------------------------------------------
                                                                                                             358
Michigan - 6.8%
---------------------------------------------------------------------------------------------------------------------------
                        Detroit, Gen. Oblg., 6.70%, 2010                                    300              311
                        ---------------------------------------------------------------------------------------------------
                        Grand Rapids, Downtown Dev. Auth., Rev., 6.20%, 2004                175              191
                        ---------------------------------------------------------------------------------------------------
                        Macomb County, Chippewa Valley Schools, Gen. Oblg.,
                         7.00%, 2001                                                        350              393
                        ---------------------------------------------------------------------------------------------------
                        State Building Auth., Rev., 6.25% and 6.50%, 2000 and 2004          165              183
                        ---------------------------------------------------------------------------------------------------
                        Oakland County, Birmingham CSO Drainage District,
                         Rev., 5.50%, 2002                                                   25               26
                        ---------------------------------------------------------------------------------------------------
                                                                                                           1,104

Nebraska - .3%
---------------------------------------------------------------------------------------------------------------------------
                        Public Power District, Nuclear Facility, Rev., 5.70%, 2004           50               52
                        ---------------------------------------------------------------------------------------------------

Nevada - 4.6%
---------------------------------------------------------------------------------------------------------------------------
                        Capital Improvement, Gen. Oblg., 5.90%, 2001                        250              266
                        ---------------------------------------------------------------------------------------------------
                        Clark County, Motor Vehicle Fuel Tax Rev., 5.625%, 2002              70               74
                        ---------------------------------------------------------------------------------------------------
                        Washoe County, Gen. Oblg., 5.20%, 2003                              400              411
                        ---------------------------------------------------------------------------------------------------
                                                                                                             751

New Jersey - 3.0%
---------------------------------------------------------------------------------------------------------------------------
                        Middlesex County Utility Auth., Solid Waste System,
                         Rev., 6.10%, 2001                                                  300              326
                        ---------------------------------------------------------------------------------------------------
                        State Transit System, Rev., 6.00%, 2001                             150              161
                        ---------------------------------------------------------------------------------------------------
                                                                                                             487

New York - 9.4%
---------------------------------------------------------------------------------------------------------------------------
                        New York City:
                         Gen. Oblg., 5.75% and 6.50%, 2003 and 2002                         200              206
                         Industrial Dev. Auth., USTA National Tennis Center
                           Inc. Proj., Rev., 6.10%, 2004                                    200              217
                        ---------------------------------------------------------------------------------------------------
                        Dormitory Auth.:
                         College and University Education Loan, Rev., 5.70%, 2007           250              256
                         City University Construction, Rev., 5.40%, 2002                    350              367
                        ---------------------------------------------------------------------------------------------------
                        Metropolitian Transit Auth., Rev., 5.00%, 2003                      350              359
                        ---------------------------------------------------------------------------------------------------
                        Niagara Falls, Water Treatment Plant, Rev., 6.40%, 2004             100              110
                        ---------------------------------------------------------------------------------------------------
                                                                                                           1,515

Ohio - 5.4%
---------------------------------------------------------------------------------------------------------------------------
                        Cleveland Water Works System, Rev., 6.125%, 2003                    450              488
                        ---------------------------------------------------------------------------------------------------
                        Northeast Regional Sewer District, Wastewater Rev., 5.10%, 2007     250              248
                        ---------------------------------------------------------------------------------------------------
                        Water Dev. Auth., Pure Water Improvement Proj., Rev.,
                         5.75%, 2003                                                          5                5
                        ---------------------------------------------------------------------------------------------------
                        State, Gen. Oblg., 5.50%, 2001                                      125              132
                        ---------------------------------------------------------------------------------------------------
                                                                                                             873

Oklahoma - .1%
---------------------------------------------------------------------------------------------------------------------------
                        Muskogee County, Gen. Oblg., 6.00%, 2001                             10               11
                        ---------------------------------------------------------------------------------------------------

Pennsylvania - 10.5%
---------------------------------------------------------------------------------------------------------------------------
                        Allegheny County Hospital Dev. Auth., Magee Women's Hospital,
                         Rev., 6.25%, 2008                                                  300              317
                        ---------------------------------------------------------------------------------------------------
                        McKean County Hospital Auth., Bradford Hospital,
                         Rev., 5.375%, 2003                                                 350              337
---------------------------------------------------------------------------------------------------------------------------


PORTFOLIO OF INVESTMENTS

Issuer                                                            Principal Amount            Value
          Intergovernmental Cooperation Auth., City of Philadelphia
            Funding Program, Rev., 6.00%, 2002                               $285          $   306
          ---------------------------------------------------------------------------------------------------
          Philadelphia:
            Airport Marina, Rev., 5.30%, 2004                                 200              203
            Gas Works Rev., 6.25%, 2008                                       150              157
            Water, Wasterwater Rev., 6.25%, 2008                              300              327
          ---------------------------------------------------------------------------------------------------
          Schuylkill County Industrial Dev. Auth., Schuylkill Energy
            Resources Inc., Rev., 6.50%, 2010                                  45               45
          ---------------------------------------------------------------------------------------------------
                                                                                             1,692

Texas - 7.9%
          ---------------------------------------------------------------------------------------------------
          Austin Airport System, Prior Lien, Rev., 6.10%, 2011                400              409
          ---------------------------------------------------------------------------------------------------
          Fort Worth, Water and Sewer Rev., 5.90%, 2001                        80               85
          ---------------------------------------------------------------------------------------------------
          Granbury Independent School District, Gen. Oblg., 5.00%, 2009       105               99
          ---------------------------------------------------------------------------------------------------
          Houston Higher Education Finance Corp., University of
            St. Thomas, Rev., 7.25%, 2007                                     100              107
          ---------------------------------------------------------------------------------------------------
          San Antonio, Water Rev., 6.00%, 2001                                255              273
          ---------------------------------------------------------------------------------------------------
          Public Finance Auth., Building Rev., 5.875%, 2002                   210              225
          ---------------------------------------------------------------------------------------------------
          Trinity River Auth., Ten Mile Creek System, Rev., 5.50%, 2002        70               74
          ---------------------------------------------------------------------------------------------------
                                                                                             1,272

Washington - 2.6%
          ---------------------------------------------------------------------------------------------------
          Public Power Supply System, Nuclear Proj. #2, Rev., 5.10%, 2004     350              349
          ---------------------------------------------------------------------------------------------------
          Tacoma, Electric System, Rev., 5.80%, 2004                           70               74
          ---------------------------------------------------------------------------------------------------
                                                                                               423

Puerto Rico - 2.2%
          ---------------------------------------------------------------------------------------------------
          Bank and Finance Agency, Affordable Housing, Single
           Family Mortgage Rev., 5.90%, 2010                                  250              251
          ---------------------------------------------------------------------------------------------------
          Puerto Rico, Gen. Oblg., 5.50%, 2009                                100              102
          ---------------------------------------------------------------------------------------------------
                                                                                               353

          ---------------------------------------------------------------------------------------------------
          Total Other Municipal Obligations - 88.5%                                         14,317
          ---------------------------------------------------------------------------------------------------
          Total Investments - 95.9%
          (Cost:$14,797)                                                                    15,508
          ---------------------------------------------------------------------------------------------------
          Cash and Other Assets, Less Liabilities - 4.1%                                       661
          ---------------------------------------------------------------------------------------------------
          Net Assets 100%                                                                  $16,169
          ---------------------------------------------------------------------------------------------------


 Note to Portfolio of Investments

Based on the cost of investments of $14,797,000 for federal income tax purposes at September 30, 1995, the gross unrealized appreciation was $713,000, the aggregate gross unrealized depreciation was $2,000, and the net unrealized appreciation of investments was $711,000.

See accompanying Notes to Financial statements.

                     KEMPER NATIONAL TAX-FREE INCOME SERIES

                                    PART C.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
     (a) Financial Statements
         (i) Financial statements included in Part A of the Registration
             Statement:
               Financial Highlights.
        (ii) Financial statements included in Part B of the Registration
             Statement:
             Kemper Municipal Bond Fund.
               Statement of assets and liabilities--September 30, 1995. Statement of operations for the year ended September 30, 1995. Statement of changes in net assets for each of the two years in the period ended September 30, 1995.
               Portfolio of investments--September 30, 1995.
               Notes to financial statements.
             Kemper Intermediate Municipal Bond Fund.
               Statement of assets and liabilities--September 30, 1995. Statement of operations for the period November 1, 1994 to September 30, 1995.
               Statement of changes in net assets for the period November 1, 1994 to September 30, 1995.
               Portfolio of investments--September 30, 1995.
               Notes to financial statements.
        Schedules II, III, IV and V are omitted as the required information is not present.
        Schedule I has been omitted as the required information is presented in the portfolio of investments.

     (b) Exhibits

        99.B1(a)                  Amended and Restated Agreement and Declaration of Trust.*
        99.B1(b)                  Written Instrument Amending the Agreement and Declaration of
                                  Trust.*
        99.B2.                    By-Laws.*
        99.B3.                    Inapplicable.
        99.B4(a)                  Text of Share Certificate.*
        99.B4(b)                  Written Instrument Establishing and Designating Separate
                                  Classes of Shares.*
        99.B4(c)                  Written Instrument Establishing and Designating Kemper
                                  Intermediate Municipal Bond Fund.*
        99.B4(d)                  Written Instrument Changing the Name of a Series.*
        99.B5(a)                  Investment Management Agreement (Kemper Municipal Bond Fund).*
        99.B5(b)                  Investment Management Agreement (Kemper Intermediate Municipal
                                  Bond Fund).*
        99.B6(a)                  Underwriting and Distribution Services Agreement.*
        99.B6(b)                  Assignment and Assumption Agreement*
        99.B6(c)                  Form of Selling Group Agreement.*
        99.B7.                    Inapplicable.
        99.B8.                    Custody Agreement.*
        99.B9(a)                  Agency Agreement.*
        99.B9(b)                  Supplement to Agency Agreement.*
        99.B9(c)                  Administrative Services Agreement.*
        99.B9(d)                  Amendment to Administrative Services Agreement.*
        99.B9(e)                  Assignment and Assumption Agreement*
        99.B10.                   Inapplicable.

        99.B11(a)                 Consent of Independent Auditors.
        99.B11(b)                 Report of Independent Auditors.*
        99.B12.                   Inapplicable.

        99.B13.                   Inapplicable.
        99.B14.                   Inapplicable.
        99.B15.                   See 6(a) above (Class B and Class C shares).
        99.B16.                   Performance Calculations.*
        99.B18.                   Multi-Distribution System Plan.*
        99.B24.                   Powers of Attorney.*
            27.All Municipal      Financial Data Schedule*
            27.A Municipal        Financial Data Schedule*
            27.B Municipal        Financial Data Schedule*
            27.C Municipal        Financial Data Schedule*
            27.All Inter.Muni.    Financial Data Schedule*
            27.A Inter.Muni.      Financial Data Schedule*
            27.B Inter.Muni.      Financial Data Schedule*
            27.C Inter.Muni.      Financial Data Schedule*
        99.485(b) Letter          Representation of Counsel (Rule 485(b)).


---------------
       * Incorporated herein by reference to the Amendment to Registrant's Registration Statement on Form N-1A identified below:


                                                   POST-EFFECTIVE
                     EXHIBIT NO.                    AMENDMENT NO.            DATE OF FILING
         -----------------------------------   -----------------------   -----------------------
         16                                              26                      1/20/89
         1, 4, 5, 6, and 9                               39                      3/14/95
         2, 8, 11(b), 18, 24 and 27                      40                     10/30/95


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Inapplicable.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

     As of October 13, 1995, there were 86,252 Class A, 1,059 Class B and 92 Class C holders of record of Kemper Municipal Bond Fund and 218 Class A, 57 Class B and 15 Class C holders of record of Kemper Intermediate Municipal Bond Fund.

ITEM 27. INDEMNIFICATION

     Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.(A) BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Investment Manager and Underwriter," and to the section of the Statement of Additional Information captioned "Investment Manager and Underwriter."

     Kemper Financial Services, Inc., investment adviser of the Registrant, is investment adviser of the following:

Kemper Mutual Funds:
Kemper Technology Fund
Kemper Total Return Fund
Kemper Growth Fund
Kemper Small Capitalization Equity Fund
Kemper Income and Capital Preservation Fund
Kemper Money Market Fund
Kemper National Tax-Free Income Series
Kemper Diversified Income Fund
Kemper High Yield Fund
Cash Equivalent Fund
Kemper U.S. Government Securities Fund
Kemper International Fund
Kemper Portfolios
Kemper State Tax-Free Income Series
Tax-Exempt California Money Market Fund
Kemper Adjustable Rate U.S. Government Fund
Kemper Blue Chip Fund
Kemper Global Income Fund
Kemper Target Equity Fund
Cash Account Trust
Investors Cash Trust
Tax-Exempt New York Money Market Fund
Kemper Value Plus Growth Fund

Kemper Closed-End Funds:
Kemper High Income Trust
Kemper Intermediate Government Trust
Kemper Municipal Income Trust
Kemper Multi-Market Income Trust
Kemper Strategic Municipal Income Trust
The Growth Fund of Spain, Inc.
Kemper Strategic Income Fund

     Kemper Financial Services, Inc. also furnishes investment advice to and manages investment portfolios for other clients including Kemper Investors Fund, Sterling Funds and Kemper International Bond Fund.

Item 28(b) Business and Other Connections of Officers and Directors of Kemper Financial Services Inc., the Investment Advisor



MATHIS, DAVID B.
  Director, Kemper Financial Services, Inc.
  Director, Federal Kemper Life Assurance Company
  Director, Fidelity Life Association
  Director, Chairman and Chief Executive Officer, Kemper Corporation Director, Kemper Financial Companies, Inc.
  Director, Kemper Investors Life Insurance Company
  Director, IMC Global, Inc.
  Trustee, Kemper Funds
  Chairman of the Board, Lumbermen's Mutual Casualty Company

TIMBERS, STEPHEN B.
  Director, Chairman, Chief Executive Officer and Chief Investment Officer, Kemper Financial Services, Inc.
  Director, Vice President, Kemper Asset Holdings, Inc.
  Director, Kemper Distributors, Inc.
  Director, Chairman, Kemper Asset Management Company
  Director, Chairman, Kemper Service Company
  Director, Federal Kemper Life Assurance Company
  Director, Dreman Value Advisors, Inc.
  Director, Vice President, FKLA Loire Court, Inc.
  Vice President, FKLA Realty Corporation
  Director, President, Galaxy Offshore, Inc.
  Director, Vice President, FLA First Nationwide, Inc.
  Director, Vice President, FLA Plate Building, Inc.
  Vice President, FLA Realty Corp.
  Director, President and Chief Operating Officer, Kemper
  Corporation
  Director, Chairman, President and Chief Executive Officer, Kemper Financial Companies, Inc.
  Director, President, Kemper International Management, Inc.
  Director, Kemper Investors Life Insurance Company
  Trustee and President, Kemper Funds
  Vice President, Kemper Portfolio Corp.
  Director, Vice President, Kemper Real Estate, Inc.

  Director, Vice President, Kemper/Cymrot Management, Inc.
  Director, Vice President, Kemper/Cymrot, Inc.
  Vice President, KFC Portfolio Corp.
  Director, Vice President, KI Arnold Industrial, Inc.
  Director, Vice President, KI Canyon Park, Inc.
  Director, Vice President, KI Centreville, Inc.
  Director, Vice President, KI Colorado Boulevard, Inc.
  Director, Vice President, KI Dublin Boulevard, Inc.
  Director, Vice President, KI LaFiesta Square, Inc.
  Director, Vice President, KI Lewinsville, Inc.
  Director, Vice President, KI Monterey Research, Inc.
  Director, Vice President, KI Olive Street, Inc.
  Director, Vice President, KI Sutter Street, Inc.
  Director, Vice President, KI Thornton Boulevard, Inc.
  Vice President, KILICO Realty Corporation
  Director, Vice President, KR 77 Fitness Center, Inc.
  Director, Vice President, KR Avondale Redmond, Inc.
  Director, Vice President, KR Black Mountain, Inc.
  Director, Vice President, KR Brannan Resources, Inc.
  Director, Vice President, KR Clay Capital, Inc.
  Director, Vice President, KR Cranbury, Inc.
  Director, Vice President, KR Delta Wetlands, Inc.
  Director, Vice President, KR Gainesville, Inc.
  Director, Vice President, KR Hotels, Inc.
  Director, Vice President, KR Lafayette Apartments, Inc.
  Director, Vice President, KR Lafayette BART, Inc.
  Director, Vice President, KR Palm Plaza, Inc.
  Director, Vice President, KR Red Hill Associates, Inc.
  Director, Vice President, KR Seagate/Gateway North, Inc.
  Director, Vice President, KR Venture Way, Inc.
  Director, Vice President, KR Walnut Creek, Inc.
  Director, The LTV Corporation
  Director, Investment Analysts Society of Chicago

NEAL, JOHN E.
  Director, President and Chief Operating Officer, Kemper Financial Services, Inc.,
  Senior Vice President, Kemper Corporation
  Director, President, Kemper Service Company
  Director, Kemper Distributors, Inc.
  Director, Kemper Asset Management Company
  Director, Dreman Value Advisors, Inc.
  Director, Ardenwood Financial Corporation
  Director, Avondale Redmond, Inc.
  Director, Black Mountain, Inc.
  Director, Brannan Resources, Inc.
  Director, Butterfield Financial Corporation
  Director, Camelot Financial Corporation
  Director, Clay Capital, Inc.
  Director, Coast Broadcasting Company

  Director, Crow Canyon, Inc.
  Director, Hawaii Kai Development Company
  Director, Kacor Gateway, Inc.
  Director, Kailua Associates, Inc.
  Director, Kacor Trust Deed Company
  Director, Community Investment Corporation
  Director, Continental Community Development Corporation
  Director, President, Kemper Real Estate, Inc.
  Director, President, Kemper Cymrot, Inc.
  Director, President, Cymrot Management, Inc.
  Director, President, FKLA Loire Court, Inc.
  Director, Vice President, FKLA Realty Corporation
  Director, President, FLA First Nationwide, Inc.
  Director, President, FLA Plate Building, Inc.
  Director, Vice President, FLA Realty Corporation
  Director, Kemper/Lumbermens Properties, Inc.
  Director, Senior Vice President, Kemper Real Estate Management Company Director, KRDC, Inc.
  Director, Lafayette Apartments, Inc.
  Director, Lafayette Hills, Inc.
  Director, Margarita Village Retirement Community, Inc.
  Director, Mesa Homes
  Director, Mesa Homes Brokerage Company
  Director, Mount Doloroes Corporation
  Director, Montgomery Gallery, Inc.
  Director, Monterey Research Park, Inc.
  Director, One Corporate Centre, Inc.
  Director, Pacific Homes, Inc.
  Director, Palomar Triad, Inc.
  Director, Pine/Battery Properties, Inc.
  Director, Rancho and Industrial Property Brokerage, Inc.
  Director, Rancho California, Inc.
  Director, Rancho Regional Shopping Center, Inc.
  Director, Red Hill Associates, Inc.
  Director, Seagate Associates, Inc.
  Director, Seattle Gateway, Inc.
  Director, Sutter Street, Inc.
  Director, Technology Way, Inc.
  Director, Time DC, Inc.
  Director, Tourelle Corporation
  Director, Two Corporate Centre, Inc.
  Director, Venture Way, Inc.
  Director, Vice President, Kemper Portfolio Corporation
  Director, Vice President, KFC Portfolio Corporation
  Director, Vice President, KILICO Realty Corporation
  Director, President, KI Arnold Industrial, Inc.
  Director, President, KI Canyon Park, Inc.
  Director, President, KI Centreville, Inc.
  Director, President, KI Colorado Boulevard, Inc.
  Director, President, KI Dublin Boulevard, Inc.
  Director, President, KI LaFiesta Square, Inc.

  Director, President, KI Lewinsville, Inc.
  Director, President, KI Monterey Research, Inc.
  Director, President, KI Olive Street, Inc.
  Director, President, KI Thornton Boulevard, Inc.
  Director, President, KI Sutter Street, Inc.
  Director, President, KR 77 Fitness Center, Inc.
  Director, President, KR Avondale Redmond, Inc.
  Director, President, KR Black Mountain, Inc.
  Director, President, KR Brannan Resources, Inc.
  Director, President, KR Clay Capital, Inc.
  Director, President, KR Cranbury, Inc.
  Director, President, KR Delta Wetlands, Inc.
  Director, President, KR Gainesville, Inc.
  Director, President, KR Hotels, Inc.
  Director, President, KR Lafayette Apartments, Inc.
  Director, President, KR Lafayette BART, Inc.
  Director, President, KR Palm Plaza, Inc.
  Director, President, KR Red Hill Associates, Inc.
  Director, President, KR Seagate/Gateway North, Inc.
  Director, President, KR Venture Way, Inc.
  Director, President, KR Walnut Creek, Inc.
  Director, K-P Greenway, Inc.
  Director, K-P Plaza Dallas, Inc.
  Director, Kemper/Prime Acquisition Fund, Inc.
  Director, KRDC, Inc.
  Director, RespiteCare
  Director, President, SMS Realty Corp.
  Director, Urban Shopping Centers, Inc.
  Vice President, Kemper-Dreman Fund, Inc.
  Vice President, Kemper Value Plus Growth Fund
  Vice President, Kemper Quantitative Equity Fund
  Vice President, Kemper Horizon Fund

PETERS, JOHN E.
  Director, Senior Executive Vice President, Kemper Financial
  Services, Inc.
  Director, Dreman Value Advisors, Inc.
  Director, President, Kemper Distributors, Inc.
  Vice President, Kemper Asset Management Company
  Vice President, Kemper Funds
  Director, Kemper Service Company

FITZPATRICK, JOHN H.
  Director, Chief Financial Officer, Kemper Financial Services, Inc. Director, Ardenwood Financial Corporation
  Director, Camelot Financial Corporation
  Director, Crow Canyon, Inc.
  Director, Hawaii Kai Development Company
  Director, Kacor Gateway, Inc.
  Director, Kacor Trust Deed Company
  Director, Senior Vice President and Chief Financial Officer,

  Federal Kemper Life Assurance Company
  Senior Vice President, Chief Financial Officer, Fidelity Life
  Association
  Director, Vice President, FKLA Loire Court, Inc.
  Director, Vice President, FLA First Nationwide, Inc.
  Director, Vice President, FLA Plate Building, Inc.
  Director, Executive Vice President and Chief Financial Officer, Kemper Corporation
  Director, Executive Vice President and Chief Financial
  Officer, Kemper Financial Companies, Inc.
  Senior Vice President, Kemper Investors Life Insurance Company Director, Vice President, Kemper/Cymrot Management, Inc. Director, Vice President, Kemper/Cymrot, Inc.
  Director, Vice President, Kemper/Lumbermens Properties, Inc. Director, Senior Vice President, Kemper Real Estate Management Company
  Director, KRDC, Inc.
  Director, Margarita Village Retirement Community, Inc.
  Director, Mesa Homes
  Director, Mesa Homes Brokerage Company
  Director, Montgomery Gallery, Inc.
  Director, One Corporate Centre, Inc.
  Director, Pacific Homes, Inc.
  Director, Palomar Triad, Inc.
  Director, Pine/Battery Properties, Inc.
  Director, Rancho and Industrial Property Brokerage, Inc. Director, Rancho California, Inc.
  Director, Rancho Regional Shopping Center, Inc.
  Director, Seattle Gateway, Inc.
  Director, SMS Realty Corporation
  Director, Sutter Street, Inc.
  Director, Time DC, Inc.
  Director, Two Corporate Centre, Inc.
  Director, Vice President, KFC Portfolio Corp.
  Director, Vice President, KI Arnold Industrial, Inc.
  Director, Vice President, KI Canyon Park, Inc.
  Director, Vice President, KI Centreville, Inc.
  Director, Vice President, KI Colorado Boulevard, Inc.
  Director, Vice President, KI Dublin Boulevard, Inc.
  Director, Vice President, KI LaFiesta Square, Inc.
  Director, Vice President, KI Lewinsville, Inc.
  Director, Vice President, KI Monterey Research, Inc.
  Director, Vice President, KI Olive Street, Inc.
  Director, Vice President, KI Sutter Street, Inc.
  Director, Vice President, KI Thornton Boulevard, Inc.
  Director, Vice President, KILICO Realty Corporation
  Director, Vice President, KR 77 Fitness Center, Inc.
  Director, Vice President, KR Avondale Redmond, Inc.
  Director, Vice President, KR Black Mountain, Inc.
  Director, Vice President, KR Brannan Resources, Inc.
  Director, Vice President, KR Clay Capital, Inc.
  Director, Vice President, KR Cranbury, Inc.
  Director, Vice President, KR Delta Wetlands, Inc.
  Director, Vice President, KR Gainesville, Inc.

  Director, Vice President, KR Hotels, Inc.
  Director, Vice President, KR Lafayette Apartments, Inc.
  Director, Vice President, KR Lafayette BART, Inc.
  Director, Vice President, KR Palm Plaza, Inc.
  Director, Vice President, KR Red Hill Associates, Inc.
  Director, Vice President, KR Seagate/Gateway North, Inc.
  Director, Vice President, KR Venture Way, Inc.
  Director, Vice President, KR Walnut Creek, Inc.


BEIMFORD, JR., JOSEPH P.
  Executive Vice President, Kemper Financial Services, Inc. Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund
  Vice President, Galaxy Offshore, Inc.
  Vice President, Investors Cash Trust
  Vice President, Kemper Adjustable Rate U.S. Government Fund Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Global Income Fund
  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Income and Capital Preservation Fund Vice President, Kemper Intermediate Government Trust
  Vice President, Kemper International Bond Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Money Market Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Municipal Income Trust
  Vice President, Kemper National Tax-Free Income Series
  Vice President, Kemper Portfolios
  Vice President, Kemper State Tax-Free Income Series
  Vice President, Kemper Strategic Income Fund
  Vice President, Kemper Strategic Municipal Income Trust Vice President, Kemper U.S. Government Securities Fund
  Vice President, Sterling Funds
  Vice President, Tax-Exempt California Money Market Fund Vice President, Tax-Exempt New York Money Market Fund

CHAPMAN II, WILLIAM E.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Distributors, Inc.

COXON, JAMES H.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Vice President, Galaxy Offshore, Inc.
  Executive Vice President, Kemper Asset Management Company

FERRO, DENNIS H.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper International Fund
  Director, Managing Director-Equities, Kemper Investment Management Company Limited
  Vice President, Kemper Investors Fund
  Vice President, Kemper Target Equity Fund

  Vice President, The Growth Fund of Spain, Inc.

GREENAWALT, JAMES L.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Distributors, Inc.

JOHNS, GORDON K.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Global Income Fund
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper International Bond Fund
  Vice President, Kemper International Management, Inc.
  Managing Director and Joint Secretary, Kemper Investment
  Management Company Limited
  Vice President, Kemper Multi-Market Income Trust
  Director, Thames Heritage Parade Limited

LANGBAUM, GARY A.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Total Return Fund
  Vice President, Kemper Investors Fund

REYNOLDS, STEVEN H.
  Executive Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Technology Fund
  Vice President, Kemper Total Return Fund
  Vice President, Kemper Growth Fund
  Vice President, Kemper Small Capitalization Equity Fund
  Vice President, Kemper International Fund
  Vice President, Kemper Blue Chip Fund
  Vice President, Kemper Value Plus Growth Fund
  Vice President, Kemper Quantitative Equity Fund
  Vice President, Kemper Target Equity Fund
  Vice President, Kemper Sterling Funds
  Vice President, Kemper Horizon Fund
  Vice President, Kemper Investors Fund
  Vice President, The Growth Fund of Spain, Inc.

SILIGMUELLER, DALE S.
  Executive Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Service Company

BUKOWSKI, DANIEL J.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Quantitative Equity Fund
  Vice President, Kemper Value Plus Growth Fund

BUTLER, DAVID H.
  Senior Vice President, Kemper Financial Services, Inc.

CERVONE, DAVID M.
  Senior Vice President, Kemper Financial Services, Inc.

CESSINE, ROBERT S.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Income and Capital Preservation Fund
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Multi-Market Income Trust

CHESTER, TRACY McCORMICK
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Blue Chip Fund
  Vice President, Kemper Target Equity Fund
  Vice President, Kemper Value Plus Growth Fund

CIARLELLI, ROBERT W.
  Senior Vice President, Kemper Financial Services, Inc.
  Executive Vice President, Kemper Service Company

COLLECCHIA, FRANK E.
  Senior Vice President, Kemper Financial Services, Inc. Senior Investment Officer, Federal Kemper Life Assurance Company
  Senior Investment Officer, Fidelity Life Association
  Vice President, FKLA Loire Court, Inc.
  Vice President, FLA First Nationwide, Inc.
  Vice President, FLA Plate Building, Inc.
  Vice President, Galaxy Offshore, Inc.
  Senior Investment Officer, Kemper Investors Life Insurance
  Company
  Vice President, KI Arnold Industrial, Inc.
  Vice President, KI Canyon Park, Inc.
  Vice President, KI Centreville, Inc.
  Vice President, KI Colorado Boulevard, Inc.
  Vice President, KI Dublin Boulevard, Inc.
  Vice President, KI LaFiesta Square, Inc.
  Vice President, KI Lewinsville, Inc.
  Vice President, KI Monterey Research, Inc.
  Vice President, KI Olive Street, Inc.
  Vice President, KI Sutter Street, Inc.
  Vice President, KI Thornton Boulevard, Inc.
  Vice President, KR 77 Fitness Center, Inc.
  Vice President, KR Avondale Redmond, Inc.
  Vice President, KR Black Mountain, Inc.
  Vice President, KR Brannan Resources, Inc.
  Vice President, KR Clay Capital, Inc.
  Vice President, KR Cranbury, Inc.
  Vice President, KR Delta Wetlands, Inc.
  Vice President, KR Gainesville, Inc.
  Vice President, KR Halawa Associates, Inc.
  Vice President, KR Hotels, Inc.
  Vice President, KR Lafayette Apartments, Inc.
  Vice President, KR Lafayette BART, Inc.
  Vice President, KR Palm Plaza, Inc.
  Vice President, KR Red Hill Associates, Inc.
  Vice President, KR Seagate/Gateway North, Inc.
  Vice President, KR Venture Way, Inc.
  Vice President, KR Walnut Creek, Inc.

COLLORA, PHILIP J.
  Senior Vice President and Assistant Secretary, Kemper Financial
  Services, Inc.
  Vice President and Secretary, Kemper Funds
  Assistant Secretary, Kemper International Management, Inc.

DIERENFELDT, DAVID F.
  Senior Vice President, Associate General Counsel,
  Assistant Secretary, Kemper Financial Services, Inc.
  Vice President and Secretary, Kemper Distributors, Inc.
  Secretary, Dreman Value Advisors, Inc.
  Assistant Secretary, Galaxy Offshore, Inc.

  Director, Secretary, INVEST Financial Corporation
  Secretary, INVEST Financial Corporation Holding Company Assistant Secretary, Investors Brokerage Services
  Insurance Agency, Inc.
  Assistant Secretary, Investors Brokerage Services, Inc. Secretary, Kemper Asset Management Company
  Assistant Secretary, Kemper International Management, Inc. Assistant Secretary, Kemper Investment Management Company Limited
  Vice President and Assistant Secretary, Kemper Investors Fund Secretary, Kemper Service Company

DUDASIK, PATRICK H.
  Senior Vice President, Kemper Financial Services, Inc.
  Executive Vice President, Chief Financial Officer and Treasurer, Dreman Value Advisors, Inc.
  Vice President and Treasurer, Kemper Asset Management Company Treasurer and Chief Financial Officer, Kemper Distributors, Inc. Treasurer and Chief Financial Officer, Kemper Service Company Director and Treasurer, Kemper Investment Management Company Limited

DUFFY, JEROME L.
  Senior Vice President, Kemper Financial Services, Inc.
  Treasurer, Kemper Funds

GALLAGHER, MICHAEL L.
  Senior Vice President, Kemper Financial Services, Inc.
  Senior Vice President, Kemper Service Company

GLASSMAN, HARVEY
  Senior Vice President, Kemper Financial Services, Inc.

GOERS, RICHARD A.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Technology Fund

GUENTHER, HAROLD E.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Galaxy Offshore, Inc.

HUSSEY, KAREN A.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Investors Fund
  Vice President, Kemper Small Capitalization Equity Fund

INNES, BRUCE D.
  Senior Vice President, Kemper Financial Services, Inc.
  Co-President, International Association of Corporate and
  Professional Recruiters

KLEIN, GEORGE
  Senior Vice President, Kemper Financial Services, Inc.
  Director, Executive Vice President, Kemper Asset Management
  Company

KORTH, FRANK D.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Technology Fund

McNAMARA, MICHAEL A.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

MIER, CHRISTOPHER J.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper National Tax-Free Income Series
  Vice President, Kemper Municipal Income Trust
  Vice President, Kemper State Tax-Free Income Series
  Vice President, Kemper Strategic Municipal Income Trust
  Vice President, Sterling Funds

MURRIHY, MAURA J.
  Senior Vice President, Kemper Financial Services, Inc.

NATHANSON, IRA
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Corporation

RABIEGA, CRAIG F.
  Senior Vice President, Kemper Financial Services, Inc.
  First Vice President, Kemper Service Company

RACHWALSKI, JR. FRANK J.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund
  Vice President, Investors Cash Trust
  Vice President, Kemper Investors Fund
  Vice President, Kemper Money Market Fund
  Vice President, Kemper Portfolios

  Vice President, Sterling Funds
  Vice President, Tax-Exempt California Money Market Fund
  Vice President, Tax-Exempt New York Money Market Fund

REGNER, THOMAS M.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Horizon Fund

RESIS, JR., HARRY E.
  Senior Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper High Income Trust
  Vice President, Kemper High Yield Fund
  Vice President, Kemper Investors Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

SCHUMACHER, ROBERT T.
  Senior Vice President, Kemper Financial Services, Inc.


SMITH, JR., EDWARD BYRON
  Senior Vice President, Kemper Financial Services, Inc.

VINCENT, CHRISTOPHER T.
  Senior Vice President, Kemper Financial Services, Inc.
  First Vice President, Kemper Asset Management Company

BAZAN, KENNETH M.
  First Vice President, Kemper Financial Services, Inc.
  Director, K-P Greenway, Inc.
  Director, K-P Plaza Dallas, Inc.
  Director, Kemper/Prime Acquisition Fund, Inc.

BOEHM, JONATHAN J.
  First Vice President, Kemper Financial Services, Inc.
  Senior Vice President, Kemper Service Company

BURROW, DALE R.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Strategic Municipal Income Trust

BYRNES, ELIZABETH A.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Adjustable Rate U.S. Government Fund
  Vice President, Kemper Intermediate Government Trust

CHIEN, CHRISTINE
  First Vice President, Kemper Financial Services, Inc.

DeMAIO, CHRIS C.
  First Vice President, Kemper Financial Services, Inc.
  Vice President and Chief Accounting Officer, Kemper Service
  Company

DEXTER, STEPHEN P.
  First Vice President, Kemper Financial Services, Inc.

DOYLE, DANIEL J.
  First Vice President, Kemper Financial Services, Inc.

FENGER, JAMES E.
  First Vice President, Kemper Financial Services, Inc.

HALE, DAVID D.
  First Vice President, Kemper Financial Services, Inc.

HARRINGTON, MICHAEL E.
  First Vice President, Kemper Financial Services, Inc.

HORTON, ROBERT J.
  First Vice President, Kemper Financial Services, Inc.

JACOBS, PETER M.
  First Vice President, Kemper Financial Services, Inc.

KEELEY, MICHELLE M.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Intermediate Government Trust
  Vice President, Kemper Portfolios

KIEL, CAROL L.
  First Vice President, Kemper Financial Services, Inc.

LAUGHLIN, ANN M.
  First Vice President, Kemper Financial Services, Inc.

LENTZ, MAUREEN P.
  First Vice President, Kemper Financial Services, Inc.

McCRINDLE-PETRARCA, SUSAN
  First Vice President, Kemper Financial Services, Inc.

MINER, EDWARD
  First Vice President, Kemper Financial Services, Inc.

MURRAY, SCOTT S.
  First Vice President, Kemper Financial Services, Inc.

  Vice President, Kemper Service Company

PAYNE, III, ROBERT D.
  First Vice President, Kemper Financial Services, Inc.

PANOZZO, ROBERTA L.
  First Vice President, Kemper Financial Services, Inc.

RADIS, STEVE A.
  First Vice President, Kemper Financial Services, Inc.

RATEKIN, DIANE E.
  First Vice President, Assistant General Counsel and Assistant
  Secretary,   Kemper Financial Services, Inc.
  Assistant Secretary, Kemper Distributors, Inc.

SILVIA, JOHN E.
  First Vice President, Kemper Financial Services, Inc.

STUEBE, JOHN W.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Cash Account Trust
  Vice President, Cash Equivalent Fund

THOUIN-LEERKAMP, EDITH A.
  First Vice President, Kemper Financial Services, Inc.
  Director-European Equities, Kemper Investment Management Company Limited

TRUTTER, JONATHAN W.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Diversified Income Fund
  Vice President, Kemper Multi-Market Income Trust
  Vice President, Kemper Strategic Income Fund

WETHERALD, ROBERT F.
  First Vice President, Kemper Financial Services, Inc.

WILLSON, STEPHEN R.
  First Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Strategic Municipal Income Trust

WITTNEBEL, MARK E.
  First Vice President, Kemper Financial Services, Inc.

BARRY, JOANN M.
  Vice President, Kemper Financial Services, Inc.

BODEM, RICHARD A.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

CARNEY, ANNE T.
  Vice President, Kemper Financial Services, Inc.

CARTER, PAUL J.
  Vice President, Kemper Financial Services, Inc.

CHRISTIANSEN, HERBERT A.
  Vice President, Kemper Financial Services, Inc.
  First Vice President, Kemper Service Company

COHEN, JERRI I.
  Vice President, Kemper Financial Services, Inc.

ESOLA, CHARLES J.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

FRIHART, THORA A.
  Vice President, Kemper Financial Services, Inc.

GERACI, AUGUST L.
  Vice President, Kemper Financial Services, Inc.

GERICKE, KATHLEEN E.
  Vice President, Kemper Financial Services, Inc.

GOLAN, JAMES S.
  Vice President, Kemper Financial Services, Inc.

HESS, THOMAS L.
  Vice President, Kemper Financial Services, Inc.

HUOT, LISA L.
  Vice President, Kemper Financial Services, Inc.

KARWOWSKI, KENNETH F.
  Vice President, Kemper Financial Services, Inc.

KNAPP, WILLIAM M.
  Vice President, Kemper Financial Services, Inc.

KOCH, DEBORAH L.
  Vice President, Kemper Financial Services, Inc.

KOURY, KATHRYN E.
  Vice President, Kemper Financial Services, Inc.

KRANZ, KATHY J.
  Vice President, Kemper Financial Services, Inc.

KRUEGER, PAMELA D.
  Vice President, Kemper Financial Services, Inc.

KYCE, JOYCE
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

LeFEBVRE, THOMAS J.
  Vice President, Kemper Financial Services, Inc.

MANGIPUDI, V. RAO
  Vice President, Kemper Financial Services, Inc.

McGOVERN, KAREN B.
  Vice President, Kemper Financial Services, Inc.

MILLER, MAUREEN A.
  Vice President, Kemper Financial Services, Inc.

MITCHELL, KATHERINE H.
  Vice President, Kemper Financial Services, Inc.

MURPHY, THOMAS M.
  Vice President, Kemper Financial Services, Inc.

NEVILLE, BRIAN P.
  Vice President, Kemper Financial Services, Inc.

PANOZZO, ALBERT R.
  Vice President, Kemper Financial Services, Inc.

PONTECORE, SUSAN E.
  Vice President, Kemper Financial Services, Inc.

QUADRINI, LISA L.
  Vice President, Kemper Financial Services, Inc.

ROKOSZ, PAUL A.
  Vice President, Kemper Financial Services, Inc.

ROSE, KATIE M.
  Vice President, Kemper Financial Services, Inc.

SHULTZ, KAREN D.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

SMITH, ROBERT G.
  Vice President, Kemper Financial Services, Inc.

SOPHER, EDWARD O.
  Vice President, Kemper Financial Services, Inc.

STROMM, LAWRENCE D.
  Vice President, Kemper Financial Services, Inc.

TEPPER, SHARYN A.
  Vice President, Kemper Financial Services, Inc.

VANDEMERKT, RICHARD J.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

WATKINS, JAMES K.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Service Company

WERTH, ELIZABETH C.
  Vice President, Kemper Financial Services, Inc.
  Vice President, Kemper Distributors, Inc.
  Assistant Secretary, Kemper Mutual Funds
  Assistant Secretary, Kemper International Bond Fund
  Assistant Secretary, Kemper Target Equity Fund
  Assistant Secretary, Sterling Funds
  Assistant Secretary, Kemper-Dreman Fund, Inc.
  Assistant Secretary, Kemper Horizon Fund

WIZER, BARBARA K.
  Vice President, Kemper Financial Services, Inc.

ZURAWSKI, CATHERINE N.
  Vice President, Kemper Financial Services, Inc.

ITEM 29.  PRINCIPAL UNDERWRITER

     (a) Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Mutual Funds, Kemper Investors Fund, Kemper International Bond
Fund and Kemper-Dreman Fund, Inc.

     (b) Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 120 South LaSalle Street, Chicago, Illinois 60603.


                                                                    POSITIONS AND
                            POSITIONS AND OFFICES                    OFFICES WITH
       NAME                   WITH UNDERWRITER                        REGISTRANT
       ----                 ---------------------                   -------------
John E. Peters              Principal Director, President          Vice President
William E. Chapman, II      Director, Executive Vice President           None
James L. Greenawalt         Director, Executive Vice President           None
John E. Neal                Director                                     None
Stephen B. Timbers          Director                               President, Trustee
Patrick H. Dudasik          Financial Principal, Treasurer
                            and Chief Financial Officer                  None
Linda A. Bercher            Senior Vice President                        None
Thomas V. Bruns             Senior Vice President                        None
Terry Cunningham            Senior Vice President                        None
Daniel T. O'Lear            Senior Vice President                        None
John H. Robison, Jr.        Senior Vice President                        None
Henry J. Schulthesz         Senior Vice President                        None
David F. Dierenfeldt        Vice President, Secretary                    None
Carlene D. Merold           Vice President                               None
Elizabeth C. Werth          Vice President                        Assistant Secretary
Kathleen A. Gallichio       Assistant Secretary                          None
Diane E. Ratekin            Assistant Secretary                          None


     (c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All such accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment manager, Kemper Financial Services, Inc. and Kemper Distributors, Inc., the Registrant's principal underwriter, 120 South LaSalle Street, Chicago, Illinois 60603 or at the offices of the custodian and transfer agent, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64141 or at the offices of the shareholder services agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

ITEM 31. MANAGEMENT SERVICES

     Not applicable.

ITEM 32. UNDERTAKINGS

     (a) Not applicable.

     (b) Not applicable.

     (c) Not applicable.

                              S I G N A T U R E S


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 30th day of November, 1995.



                       KEMPER NATIONAL TAX-FREE INCOME SERIES

                       By /s/ Stephen B. Timbers
                          -----------------------------
                          Stephen B. Timbers, President


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on November 30, 1995 on behalf of the following persons in the capacities indicated.


               Signature                  Title
               ---------                  -----
          /s/ Stephen B. Timbers          President
--------------------------------------    (Principal
          Stephen B. Timbers              Executive Officer)
                                          and Trustee

          /s/David W. Belin*              Trustee
--------------------------------------

          /s/Lewis A. Burnham*            Trustee
--------------------------------------

          /s/Donald L. Dunaway*           Trustee
--------------------------------------

          /s/Robert B. Hoffman*           Trustee
--------------------------------------

          /s/Donald R. Jones*             Trustee
--------------------------------------

          /s/David B. Mathis*             Trustee
--------------------------------------

          /s/Shirley D. Peterson*         Trustee
--------------------------------------

          /s/William P. Sommers*          Trustee
--------------------------------------

          /s/ Jerome L. Duffy
--------------------------------------    Treasurer
              Jerome L. Duffy             (Principal
                                          Financial and
                                          Accounting Officer)


*Philip J. Collora signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the Registrant on or about October 30, 1995.


                               /s/ Philip J. Collora
                          -----------------------------
                               Philip J. Collora

                               INDEX TO EXHIBITS


Exhibits
        99.B1(a)                  Amended and Restated Agreement and Declaration of
                                  Trust.*
        99.B1(b)                  Written Instrument Amending the Agreement and
                                  Declaration of Trust.*
        99.B2.                    By-Laws.*
        99.B3.                    Inapplicable.
        99.B4(a)                  Text of Share Certificate.*
        99.B4(b)                  Written Instrument Establishing and Designating
                                  Separate Classes of Shares.*
        99.B4(c)                  Written Instrument Establishing and Designating Kemper
                                  Intermediate Municipal Bond Fund.*
        99.B4(d)                  Written Instrument Changing the Name of a Series.*
        99.B5(a)                  Investment Management Agreement (Kemper Municipal Bond
                                  Fund).*
        99.B5(b)                  Investment Management Agreement (Kemper Intermediate
                                  Municipal Bond Fund).*
        99.B6(a)                  Underwriting and Distribution Services Agreement.*
        99.B6(b)                  Assignment and Assumption Agreement*
        99.B6(c)                  Form of Selling Group Agreement.*
        99.B7.                    Inapplicable.
        99.B8.                    Custody Agreement.*
        99.B9(a)                  Agency Agreement.*
        99.B9(b)                  Supplement to Agency Agreement.*
        99.B9(c)                  Administrative Services Agreement.*
        99.B9(d)                  Amendment to Administrative Services Agreement.*
        99.B9(e)                  Assignment and Assumption Agreement*
        99.B10.                   Inapplicable.
        99.B11(a)                 Consent of Independent Auditors.
        99.B11(b)                 Report of Independent Auditor.*
        99.B12.                   Inapplicable.
        99.B13.                   Inapplicable.
        99.B14.                   Inapplicable.
        99.B15.                   See 6(a) above (Class B and Class C shares).
        99.B16.                   Performance Calculations.*
        99.B18.                   Multi-Distribution System Plan.*
        99.B24.                   Powers of Attorney.*
            27.All Municipal      Financial Data Schedule*
            27.A Municipal        Financial Data Schedule*
            27.B Municipal        Financial Data Schedule*
            27.C Municipal        Financial Data Schedule*
            27.All Inter. Muni    Financial Data Schedule*
            27.A Inter. Muni      Financial Data Schedule*
            27.B Inter. Muni      Financial Data Schedule*
            27.C Inter. Muni      Financial Data Schedule*
        99.485(b) Letter          Representation of Counsel (Rule 485(b)).


---------------
     * Incorporated herein by reference to the Amendment to Registrant's Registration Statement on Form N-1A identified below:


                                           POST-EFFECTIVE AMENDMENT
                 EXHIBIT NO.                          NO.                  DATE OF FILING
    -------------------------------------  -------------------------  -------------------------
    16                                                26                       1/20/89
    1, 4, 5, 6, and 9                                 39                       3/14/95
    2, 8, 11(b), 18, 24 and 27                        40                      10/30/95